UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑07751
Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2025

Nuveen Kansas Municipal Bond Fund
Class A Shares/FKSTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.86%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 0.86% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 3.73%.

•  Top contributors to relative performance

•  Credit positioning, especially an underweight to AA‑rated bonds.

•  An overweight in the dedicated‑tax and incremental‑tax bond sectors.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of 12 years and longer.

•  Sector positioning, especially an overweight to tobacco-settlement bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.86%	0.88%	1.73%

Class A Shares at maximum sales charge (Offering Price)	(3.34)%	0.02%	1.29%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kansas Index	3.73%	0.84%	2.27%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$188,300,760

Total number of portfolio holdings	144

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 1,013,533

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R101_AR_0525 4573991

3

Annual Shareholder Report May 31, 2025

Nuveen Kansas Municipal Bond Fund
Class C Shares/FAFOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$166	1.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 0.07% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 3.73%.

•  Top contributors to relative performance

•  Credit positioning, especially an underweight to AA‑rated bonds.

•  An overweight in the dedicated‑tax and incremental‑tax bond sectors.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of 12 years and longer.

•  Sector positioning, especially an overweight to tobacco-settlement bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.07%	0.08%	1.07%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kansas Index	3.73%	0.84%	2.27%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$188,300,760

Total number of portfolio holdings	144

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 1,013,533

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R671_AR_0525 4573991

3

Annual Shareholder Report May 31, 2025

Nuveen Kansas Municipal Bond Fund
Class I Shares/FRKSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 1.09% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 3.73%.

•  Top contributors to relative performance

•  Credit positioning, especially an underweight to AA‑rated bonds.

•  An overweight in the dedicated‑tax and incremental‑tax bond sectors.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of 12 years and longer.

•  Sector positioning, especially an overweight to tobacco-settlement bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.09%	1.08%	1.92%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kansas Index	3.73%	0.84%	2.27%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$188,300,760

Total number of portfolio holdings	144

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 1,013,533

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R408_AR_0525 4573991

3

Annual Shareholder Report May 31, 2025

Nuveen Kentucky Municipal Bond Fund
Class A Shares/FKYTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at
(800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$113	1.13%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned 0.20% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.19%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the industrial revenue development bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an overweight to dedicated‑tax and local general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.20%	(0.10)%	1.41%

Class A Shares at maximum sales charge (Offering Price)	(4.03)%	(0.96)%	0.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kentucky Index	3.19%	1.35%	2.39%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$213,884,081

Total number of portfolio holdings	94

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,182,926

What did the Fund invest in? (as of May 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R507_AR_0525 4574000

3

Annual Shareholder Report May 31, 2025

Nuveen Kentucky Municipal Bond Fund
Class C Shares/FKCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$193	1.93%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned ‑0.52% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.19%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the industrial revenue development bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an overweight to dedicated‑tax and local general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.52)%	(0.90)%	0.77%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kentucky Index	3.19%	1.35%	2.39%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$213,884,081

Total number of portfolio holdings	94

Portfolio turnover (%)	23%

Total management fees paid for the year	$ 1,182,926

What did the Fund invest in? (as of May 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R663_AR_0525 4574000

3

Annual Shareholder Report May 31, 2025

Nuveen Kentucky Municipal Bond Fund
Class I Shares/FKYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$93	0.93%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned 0.48% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.19%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the industrial revenue development bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an overweight to dedicated‑tax and local general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.48%	0.10%	1.62%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kentucky Index	3.19%	1.35%	2.39%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$213,884,081

Total number of portfolio holdings	94

Portfolio turnover (%)	23%

Total management fees paid for the year	$ 1,182,926

What did the Fund invest in? (as of May 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R804_AR_0525 4574000

3

Annual Shareholder Report May 31, 2025

Nuveen Michigan Municipal Bond Fund
Class A Shares/FMITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.84%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned ‑0.10% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.66%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an underweight to single- and multi-family housing bonds, and an overweight to dedicated‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	(0.10)%	(0.70)%	1.44%

Class A Shares at maximum sales charge (Offering Price)	(4.29)%	(1.54)%	1.01%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Michigan Index	2.66%	0.75%	2.45%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$190,733,847

Total number of portfolio holdings	103

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 1,097,841

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R853_AR_0525 4574003

3

Annual Shareholder Report May 31, 2025

Nuveen Michigan Municipal Bond Fund
Class C Shares/FAFNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.64%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned ‑0.82% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.66%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an underweight to single- and multi-family housing bonds, and an overweight to dedicated‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.82)%	(1.48)%	0.79%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Michigan Index	2.66%	0.75%	2.45%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$190,733,847

Total number of portfolio holdings	103

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 1,097,841

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R655_AR_0525 4574003

3

Annual Shareholder Report May 31, 2025

Nuveen Michigan Municipal Bond Fund
Class I Shares/NMMIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.64%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned 0.11% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.66%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an underweight to single- and multi-family housing bonds, and an overweight to dedicated‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	0.11%	(0.49)%	1.65%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Michigan Index	2.66%	0.75%	2.45%
Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$190,733,847
Total number of portfolio holdings	103
Portfolio turnover (%)	38%
Total management fees paid for the year	$ 1,097,841

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R820_AR_0525 4574003

3

Annual Shareholder Report May 31, 2025

Nuveen Missouri Municipal Bond Fund
Class A Shares/FMOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$77	0.77%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 0.89% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 2.74%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to B‑rated and non‑rated bonds, and an underweight to AAA‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an underweight to single-family housing and water and sewer bonds.

•  Duration positioning, particularly an overweight to bonds with durations between eight and ten years.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	0.89%	0.48%	2.04%
Class A Shares at maximum sales charge (Offering Price)	(3.39)%	(0.38)%	1.60%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Missouri Index	2.74%	0.94%	2.26%
Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$489,028,124
Total number of portfolio holdings	243
Portfolio turnover (%)	14%
Total management fees paid for the year	$2,502,915

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R812_AR_0525 4574013

3

Annual Shareholder Report May 31, 2025

Nuveen Missouri Municipal Bond Fund
Class C Shares/FAFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 0.04% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 2.74%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to B‑rated and non‑rated bonds, and an underweight to AAA‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an underweight to single-family housing and water and sewer bonds.

•  Duration positioning, particularly an overweight to bonds with durations between eight and ten years.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.04%	(0.32)%	1.39%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Missouri Index	2.74%	0.94%	2.26%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$489,028,124

Total number of portfolio holdings	243

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,502,915

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R648_AR_0525 4574013

3

Annual Shareholder Report May 31, 2025

Nuveen Missouri Municipal Bond Fund
Class I Shares/FMMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 1.08% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 2.74%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to B‑rated and non‑rated bonds, and an underweight to AAA‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an underweight to single-family housing and water and sewer bonds.

•  Duration positioning, particularly an overweight to bonds with durations between eight and ten years.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.08%	0.66%	2.23%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Missouri Index	2.74%	0.94%	2.26%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$489,028,124

Total number of portfolio holdings	243

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,502,915

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R770_AR_0525 4574013

3

Annual Shareholder Report May 31, 2025

Nuveen Ohio Municipal Bond Fund
Class A Shares/FOHTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$78	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned ‑1.33% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Ohio Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the dedicated‑tax bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Credit quality positioning, especially an overweight to AA‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	(1.33)%	(0.21)%	1.78%

Class A Shares at maximum sales charge (Offering Price)	(5.50)%	(1.06)%	1.35%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Ohio Index	2.71%	0.66%	2.65%

Lipper Ohio Municipal Debt Funds Classification Average	0.83%	(0.11)%	1.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$471,064,253

Total number of portfolio holdings	202

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,635,136

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R762_AR_0525 4574017

4

Annual Shareholder Report May 31, 2025

Nuveen Ohio Municipal Bond Fund
Class C Shares/FAFMX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned ‑2.12% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Ohio Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the dedicated‑tax bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Credit quality positioning, especially an overweight to AA‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(2.12)%	(1.02)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Ohio Index	2.71%	0.66%	2.65%

Lipper Ohio Municipal Debt Funds Classification Average	0.83%	(0.11)%	1.59%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$471,064,253

Total number of portfolio holdings	202

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,635,136

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R630_AR_0525 4574017

4

Annual Shareholder Report May 31, 2025

Nuveen Ohio Municipal Bond Fund
Class I Shares/NXOHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned ‑1.13% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Ohio Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the dedicated‑tax bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Credit quality positioning, especially an overweight to AA‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	(1.13)%	(0.01)%	1.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Ohio Index	2.71%	0.66%	2.65%

Lipper Ohio Municipal Debt Funds Classification Average	0.83%	(0.11)%	1.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$471,064,253

Total number of portfolio holdings	202

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,635,136

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R739_AR_0525 4574017

4

Annual Shareholder Report May 31, 2025

Nuveen Wisconsin Municipal Bond Fund
Class A Shares/FWIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$134	1.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned ‑1.48% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Wisconsin Index, which returned 3.81%.

•  Top contributors to relative performance

•  An overweight to bonds with durations below two years, between six and eight years, and between 10 and 12 years.

•  An overweight to the multi-family housing and hospital bond sectors, and an underweight to the higher education bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations between two and six years, and an overweight to bonds of 12 years and longer.

•  An underweight to the local general obligation bond sector and an overweight to the dedicated-tax and nursing home bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	(1.48)%	0.68%	1.88%
Class A Shares at maximum sales charge (Offering Price)	(5.66)%	(0.18)%	1.44%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Wisconsin Index	3.81%	1.23%	2.28%
Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$62,022,201
Total number of portfolio holdings	69
Portfolio turnover (%)	10%
Total management fees paid for the year	$343,564

What did the Fund invest in? (as of May 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Fund reopening: Effective May 1, 2025, shares of the Fund are available for purchase by new and existing investors.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R721_AR_0525 4574022

3

Annual Shareholder Report May 31, 2025

Nuveen Wisconsin Municipal Bond Fund
Class C Shares/FWCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$213	2.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned ‑2.30% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Wisconsin Index, which returned 3.81%.

•  Top contributors to relative performance

•  An overweight to bonds with durations below two years, between six and eight years, and between 10 and 12 years.

•  An overweight to the multi-family housing and hospital bond sectors, and an underweight to the higher education bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations between two and six years, and an overweight to bonds of 12 years and longer.

•  An underweight to the local general obligation bond sector and an overweight to the dedicated‑tax and nursing home bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(2.30)%	(0.12)%	1.22%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Wisconsin Index	3.81%	1.23%	2.28%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$62,022,201

Total number of portfolio holdings	69

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 343,564

What did the Fund invest in? (as of May 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Fund reopening: Effective May 1, 2025, shares of the Fund are available for purchase by new and existing investors.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R622_AR_0525 4574022

4

Annual Shareholder Report May 31, 2025

Nuveen Wisconsin Municipal Bond Fund
Class I Shares/FWIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$114	1.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned ‑1.30% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Wisconsin Index, which returned 3.81%.

•  Top contributors to relative performance

•  An overweight to bonds with durations below two years, between six and eight years, and between 10 and 12 years.

•  An overweight to the multi-family housing and hospital bond sectors, and an underweight to the higher education bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations between two and six years, and an overweight to bonds of 12 years and longer.

•  An underweight to the local general obligation bond sector and an overweight to the dedicated‑tax and nursing home bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	(1.30)%	0.89%	2.07%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Wisconsin Index	3.81%	1.23%	2.28%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$62,022,201

Total number of portfolio holdings	69

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 343,564

What did the Fund invest in? (as of May 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Fund reopening: Effective May 1, 2025, shares of the Fund are available for purchase by new and existing investors.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R689_AR_0525 4574022

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Multistate Trust IV

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2025	$189,577	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2024	$193,554	$0	$500	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2025	$0	$0	$10,974,000	$10,974,000
May 31, 2024	$500	$0	$0	$500

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust IV and Shareholders of Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (constituting Nuveen Multistate Trust IV, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statement of cash flows for Nuveen Wisconsin Municipal Bond Fund for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, for the Nuveen Wisconsin Municipal Bond Fund, the results of its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

July 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments May 31, 2025

Kansas

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 96.2%
	MUNICIPAL BONDS - 96.2%
	CONSUMER STAPLES - 4.4%
$4,080,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	3.000%	06/01/48	$2,849,622
1,000,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/48	836,558
935,000	Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset- Backed Bonds, Refunding Series 2002	5.500	05/15/39	944,019
900,000	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.250	06/01/32	870,103
360,000	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1	5.625	06/01/35	363,572
265,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	254,408
2,510,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	2,193,430

	TOTAL CONSUMER STAPLES			8,311,712

	EDUCATION AND CIVIC ORGANIZATIONS - 3.7%
4,500,000	Kansas City Kansas Community College, Wyandotte County, Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021	4.000	09/01/47	3,873,190
2,000,000	Kansas City Kansas Community College, Wyandotte County, Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021	4.000	09/01/52	1,653,929
250,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Series 2016A	4.000	03/01/27	250,116
370,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Series 2024F - BAM Insured	4.000	04/01/45	333,175
425,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Series 2024F - BAM Insured	4.000	04/01/46	378,646
480,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Series 2024F - BAM Insured	4.000	04/01/47	424,293

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			6,913,349

	HEALTH CARE - 9.4%
385,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/39	389,953
440,000	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/29	431,953
445,000	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/30	433,126
50,000	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/31	48,296
1,075,000	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/36	960,056
400,000	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/41	328,506
875,000	Illinois Finance Authority, Revenue Bonds, Ascension Health/ Presence Health Network, Series 2016C	5.000	02/15/36	889,071
740,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/31)	5.000	11/15/54	805,370
285,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/28)	5.000	11/15/54	300,789
305,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A	5.000	07/01/43	304,993
5,000,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A	5.000	07/01/48	4,930,281
270,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, (Mandatory Put 11/15/26)	5.000	11/15/52	275,678

See Notes to Financial Statements	5

Portfolio of Investments May 31, 2025 (continued)

Kansas

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE (continued)
$920,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021	5.000%	07/01/27	$942,024
295,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021	5.000	07/01/29	306,245
2,000,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015	4.000	09/01/40	1,864,658
835,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015	5.000	09/01/45	831,135
1,580,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2017A	4.000	03/01/42	1,433,442
2,250,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2017A	5.000	03/01/47	2,251,975

	TOTAL HEALTH CARE			17,727,551

	HOUSING/MULTIFAMILY - 0.7%
1,492,439	Kansas Development Finance Authority, Multifamily Housing Bonds, M-Tebs Riverstone Sycamore Village Series 2024J-1	4.170	11/01/41	1,374,714

	TOTAL HOUSING/MULTIFAMILY			1,374,714

	LONG-TERM CARE - 1.3%
2,500,000	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A	5.250	11/15/53	1,530,363
1,000,000	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.875	05/15/50	939,821

	TOTAL LONG-TERM CARE			2,470,184

	TAX OBLIGATION/GENERAL - 34.8%
1,000,000	Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School Building Series 2019A - BAM Insured	3.000	09/01/38	840,840
1,000,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, Refunding Series 2016A - BAM Insured	4.000	09/01/35	992,065
3,000,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, School Building Series 2016B - BAM Insured	4.000	09/01/43	2,719,108
100,000	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2017A	3.125	09/01/37	86,037
2,500,000	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2018A - BAM Insured	3.625	09/01/37	2,344,922
500,000	Geary County Unified School District 475, Kansas, General Obligation Bonds, Refunding Series 2021B	3.000	09/01/43	374,883
1,000,000	Harvey County Unified School District 440, Harvey County, Kansas, General Obligation Bonds, Halstead- Bentley, Series 2024 - BAM Insured	5.000	09/01/49	1,024,424
5,000,000	Harvey County Unified School District 460, Hesston, Kansas, General Obligation Bonds, Series 2022 - BAM Insured	5.000	09/01/52	5,017,809
2,070,000	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, School Series 2022A	5.000	10/01/28	2,211,655
1,490,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A	5.000	10/01/33	1,497,567
3,585,000	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Improvement Series 2023A	5.000	10/01/40	3,840,294
5,000,000	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021A	3.000	10/01/41	4,005,248
5,000,000	Johnson County, Kansas, General Obligation Bonds, Internal Improvement Series 2018A	4.000	09/01/34	5,025,225
1,290,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Improvement Series 2016B	4.000	09/01/33	1,291,373
620,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Refunding Series 2016	5.000	09/01/26	635,519
1,000,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2018A	5.000	09/01/34	1,045,511

6	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$1,000,000	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A - BAM Insured	4.000%	09/01/45	$889,166
500,000	Linn County Unified School District 362, Kansas, General Obligation Bonds, Series 2020	3.000	09/01/35	454,609
1,000,000	Lyon County Unified School District 253 Emporia, Kansas, General Obligation Bonds, Series 2019	3.000	09/01/44	752,468
1,030,000	Maize, Kansas, General Obligation Bonds, Series 2024A - BAM Insured	4.000	10/01/44	962,709
910,000	Rawlins County Unified School District 105, Kansas, General Obligation Bonds, Atwood Series 2024 - BAM Insured	7.000	09/01/40	1,048,322
975,000	Rawlins County Unified School District 105, Kansas, General Obligation Bonds, Atwood Series 2024 - BAM Insured	7.000	09/01/41	1,118,853
205,000	Reno County, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021	3.000	09/01/31	196,789
200,000	Reno County, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021	3.000	09/01/34	181,939
1,130,000	Riley County Unified School District 383, Manhattan-Ogen, Kansas, General Obligation Bonds, Refunding Series 2016	4.000	09/01/29	1,141,806
2,530,000	Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B	3.000	09/01/33	2,383,842
500,000	Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B	2.000	09/01/34	399,785
465,000	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding Series 2017 - BAM Insured	4.000	09/01/30	471,473
1,000,000	Sedgwick County Unified School District 265 Goddard, Kansas, General Obligation Bonds, School Building Series 2017A - BAM Insured	3.000	10/01/32	937,942
1,650,000	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A	4.000	09/01/31	1,672,453
500,000	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A	4.000	09/01/32	504,918
1,250,000	Wabaunsee County Unified School District 330 Mission Valley, Kansas, General Obligation Bonds, Series 2022 - BAM Insured	5.500	09/01/47	1,301,429
2,000,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, (AMT)	5.000	12/01/39	2,010,358
500,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, (AMT)	4.250	12/01/44	443,020
1,255,000	Wichita, Kansas, General Obligation Bonds, Series 2024 - 835	3.250	12/01/36	1,143,277
1,720,000	Wichita, Kansas, General Obligation Bonds, Series 2024 - 835	4.000	12/01/39	1,680,287
1,000,000	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A	5.000	09/01/40	1,021,611
1,000,000	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A	5.000	09/01/41	1,017,156
1,000,000	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A	4.000	09/01/48	842,667
3,800,000	Wyandotte County, Unified School District 500, Kansas, Taxable General Obligation Bonds, Series 2025 - BAM Insured	5.000	09/01/50	3,864,494
200,000	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2015A	3.000	08/01/28	196,384
1,005,000	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2020A - BAM Insured	3.000	08/01/30	984,533
1,285,000	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2025A - BAM Insured	4.000	08/01/43	1,225,205
2,500,000	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2025A - BAM Insured	4.000	08/01/44	2,343,485
1,415,000	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2025A	4.000	08/01/45	1,297,598

	TOTAL TAX OBLIGATION/GENERAL			65,441,058

See Notes to Financial Statements	7

Portfolio of Investments May 31, 2025 (continued)

Kansas

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED - 22.9%
$500,000		Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016 - AGM Insured	5.000%	06/01/28	$518,453
1,380,000		Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016 - AGM Insured	5.000	06/01/29	1,428,971
2,295,000		Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016 - AGM Insured	5.000	06/01/30	2,374,947
1,320,000		Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016 - AGM Insured	5.000	06/01/31	1,365,235
1,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/34	1,002,069
1,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	984,880
1,000,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/30	1,016,354
1,000,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/32	1,014,177
2,275,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/33	2,284,800
1,250,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/46	1,235,673
2,630,000		Johnson County Community College, Kansas, Certificates of Participation, Series 2017	4.000	10/01/28	2,664,609
815,000		Johnson County Community College, Kansas, Certificates of Participation, Series 2017	3.000	10/01/31	779,082
1,000,000		Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B	5.000	09/01/29	1,004,583
1,500,000		Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B	5.000	09/01/35	1,506,874
2,240,000		Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000	09/01/33	2,315,190
2,500,000		Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas Projects, Taxable Series 2025A	4.500	05/01/44	2,511,453
1,175,000		Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas Projects, Taxable Series 2025A	4.500	05/01/45	1,165,089
1,000,000		Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas Projects, Refunding Series 2019F	3.000	11/01/33	929,411
1,170,000		Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe Innovation Campus Inc., Series 2019H-1	4.000	09/01/30	1,183,412
1,350,000		Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe Innovation Campus Inc., Series 2019H-1	3.000	09/01/34	1,260,967
2,100,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	2,016,000
5,925,000		Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019	5.000	03/01/44	5,788,035
200,000		Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B	5.250	12/15/29	92,000
200,000		Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B	6.100	12/15/34	92,000
2,775,000	(a)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	6.000	12/15/32	804,750
335,000		Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020	3.000	09/01/39	282,490
1,765,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A - AGM Insured	5.000	10/01/32	1,769,450
1,160,000		Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018	4.500	06/01/40	1,095,030
1,260,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014	5.000	12/01/26	1,261,655

8	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,175,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	5.750%	09/01/32	$1,089,401
290,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas International Speedway Corporation, Series 1999	0.000	12/01/27	261,791

		TOTAL TAX OBLIGATION/LIMITED			43,098,831

		TRANSPORTATION - 2.6%
1,120,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017	5.000	12/31/51	1,072,979
1,065,000		Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A	5.000	09/01/31	1,145,480
1,100,000		Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A	5.000	09/01/38	1,146,197
1,515,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	1,474,522

		TOTAL TRANSPORTATION			4,839,178

		U.S. GUARANTEED - 0.2% (b)
40,000	(c)	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Pre- refunded 11/15/28)	5.000	11/15/54	42,139
365,000		Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series 2018A, (Pre-refunded 9/01/26)	4.000	09/01/37	369,612
15,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, (Pre-refunded 11/15/26)	5.000	11/15/52	15,424

		TOTAL U.S. GUARANTEED			427,175

		UTILITIES - 16.2%
130,000	(d)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	11/21/45	123,124
600,000		Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017 - AGM Insured	5.000	09/01/27	626,468
1,135,000		Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017 - AGM Insured	4.000	09/01/29	1,150,525
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/31	1,047,860
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/32	1,052,819
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/33	1,048,336
800,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/34	837,418
2,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	1,915,436
1,165,000		Guam Power Authority, Revenue Bonds, Refunding Series 2017A	5.000	10/01/37	1,176,782
3,750,000		Guam Power Authority, Revenue Bonds, Refunding Series 2017A	5.000	10/01/40	3,758,046
150,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/43	152,723
1,000,000		Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A - BAM Insured	5.000	04/01/33	1,015,769
1,000,000		Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A - BAM Insured	5.000	04/01/34	1,015,935
1,000,000		Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A - BAM Insured	5.000	04/01/35	1,015,935
2,480,000		Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV - AGM Insured	5.250	07/01/27	2,484,869
1,065,000		Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV - AGM Insured	5.250	07/01/31	1,057,740
480,000		Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR - AGC Insured	5.000	07/01/28	477,133

See Notes to Financial Statements	9

Portfolio of Investments May 31, 2025 (continued)

Kansas

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$475,000	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A	3.000%	10/01/28	$467,592
355,000	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A	3.000	10/01/29	347,048
780,000	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A	3.000	10/01/30	756,790
580,000	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A	3.000	10/01/31	557,077
785,000	Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series 2021A - BAM Insured	4.000	08/01/30	811,519
740,000	Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series 2021A - BAM Insured	4.000	08/01/31	760,134
1,595,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B	5.000	07/01/31	1,495,945
1,105,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2017B	5.000	10/01/26	1,136,329
2,000,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A	5.000	09/01/44	1,965,530
2,250,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A	5.000	09/01/40	2,253,400

	TOTAL UTILITIES			30,508,282

	TOTAL MUNICIPAL BONDS (Cost $193,494,026)			181,112,034

	TOTAL LONG-TERM INVESTMENTS (Cost $193,494,026)			181,112,034

	OTHER ASSETS & LIABILITIES, NET - 3.8%			7,188,726

	NET ASSETS - 100%			$188,300,760

AMT	Alternative Minimum Tax

(a)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $123,124 or 0.1% of Total Investments.

10	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Kentucky

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 109.8%
	MUNICIPAL BONDS - 109.8%
	EDUCATION AND CIVIC ORGANIZATIONS - 14.4%
$155,000	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017	5.000%	03/01/39	$143,728
4,200,000	Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of Danville, Centre College Project, Series 2021	4.000	06/01/51	3,443,682
2,000,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/33	2,001,413
5,320,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/40	5,320,305
2,500,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	01/01/45	2,499,298
500,000	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2021A-1, (AMT)	5.000	06/01/31	517,137
1,450,000	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2021A-1, (AMT)	2.125	06/01/32	1,251,363
1,000,000	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A, (AMT)	5.000	06/01/28	1,028,822
700,000	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A, (AMT)	5.000	06/01/29	723,203
3,025,000	Kentucky State University, Certificates of Participation, Series 2021 - BAM Insured	4.000	11/01/51	2,588,849
1,350,000	Kentucky State University, Certificates of Participation, Series 2021 - BAM Insured	4.000	11/01/56	1,136,306
1,125,000	Murray State University, Kentucky, General Receipts Bonds, Series 2015A	5.000	03/01/26	1,126,486
1,075,000	Murray State University, Kentucky, General Receipts Bonds, Series 2015A	5.000	03/01/27	1,076,549
250,000	University of Kentucky, General Receipts Bonds, Series 2016A	5.000	04/01/32	250,255
3,000,000	University of Kentucky, Lease Purchase Obligations Bonds, UK Healthcare Cancer Center Parking Project, Series 2024	5.000	10/01/49	3,063,698
2,145,000	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2025A - BAM Insured	5.000	09/01/45	2,204,675
2,500,000	University of Louisville, Kentucky, Revenue Bonds, Refunding General Reciepts Series 2016C	4.000	09/01/28	2,515,638

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			30,891,407

	HEALTH CARE - 21.5%
9,190,000	Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional Healthcare Project, Series 2021 - AGM Insured	4.000	07/01/51	7,952,520
1,000,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Baptist Healthcare System Williamsburg Series 2025A, (Mandatory Put 8/15/35)	5.000	08/15/55	1,079,299
8,000,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc., Refunding Series 2016	5.000	05/01/39	8,041,338
3,000,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B	5.000	08/15/41	3,010,379
500,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.250	06/01/41	500,640
2,500,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/45	2,415,779
6,385,000	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/44	6,290,834
100,000	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/37	102,148
100,000	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/38	101,558

See Notes to Financial Statements	11

Portfolio of Investments May 31, 2025 (continued)

Kentucky

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$3,690,000		Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue Bonds, UofL Health Project, Series 2022A	5.000%	05/15/52	$3,527,876
4,500,000		Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue Bonds, UofL Health Project, Series 2022A - AGM Insured	5.000	05/15/52	4,396,874
2,000,000		Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/37	2,000,844
500,000		Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A	5.000	04/01/26	507,415
500,000		Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A	5.000	04/01/27	518,007
1,980,000		Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A	5.000	10/01/33	1,980,348
2,000,000		Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A	5.000	10/01/37	2,000,287
1,500,000		Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2024	5.250	04/01/54	1,519,963

		TOTAL HEALTH CARE			45,946,109

		MATERIALS - 0.5%
1,180,000		Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2022A, (AMT)	4.700	01/01/52	1,051,398

		TOTAL MATERIALS			1,051,398

		TAX OBLIGATION/GENERAL - 14.1%
5,780,000	(a)	Covington, Kentucky, General Obligation Bonds, Series 2024C, (UB)	4.250	12/01/54	5,080,834
5,000,000	(a)	Jefferson County School District, Kentucky, General Obligation Bonds, Series 2024A, (UB)	4.000	09/01/40	4,726,717
1,925,000		Lexington-Fayette Urban County Government, Kentucky, General Obligation Bonds, Various Purpose Series 2025A	4.000	05/01/42	1,774,504
5,685,000		Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2023A	5.000	12/01/40	6,088,504
1,680,000		McCracken County, Kentucky, General Obligation Bonds, Series 2024A	4.000	12/01/44	1,494,976
2,000,000		Oldham County School District, Kentucky, General Obligation Bonds, Series 2025A	5.000	03/01/40	2,129,767
1,795,000		Richmond, Kentucky, General Obligation Bonds, Series 2025	5.000	06/01/39	1,901,392
5,000,000		Richmond, Kentucky, General Obligation Bonds, Series 2025	4.500	06/01/50	4,734,298
2,500,000		Shelby County Board of Education, Kentucky, General Obligation Bonds, Series 2025	4.000	02/01/42	2,297,979

		TOTAL TAX OBLIGATION/GENERAL			30,228,971

		TAX OBLIGATION/LIMITED - 34.9%
1,545,000		Bullitt County School District, Kentucky, General Obligation Bonds, Series 2024A	5.000	12/01/41	1,615,523
3,500,000		Christian County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2023 - AGM Insured	4.500	10/01/53	3,270,842
4,375,000		Kentucky Bond Development Corporation, Kentucky, Industrial Building Revenue Bonds, Kentucky Communications Network Authority, Series 2019 - BAM Insured	5.000	09/01/49	4,407,935
4,000,000		Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/48	3,899,214
1,000,000		Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured	4.000	12/01/41	908,627
13,650,000	(a)	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured, (UB)	4.000	12/01/41	12,402,761

12	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,000,000		Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured	5.000%	12/01/45	$1,000,639
7,000,000	(a)	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017, (UB)	5.000	04/01/32	7,206,918
6,000,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017	5.000	04/01/38	6,093,308
3,000,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 132, Series 2025A	5.000	04/01/43	3,107,417
1,930,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017A	5.000	07/01/33	1,978,751
5,000,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B	5.000	07/01/28	5,199,450
2,650,000		Logan County School District Finance Corporation, Kentucky, Revenue Bonds, School Building Series 2023	4.125	09/01/41	2,520,147
2,765,000		Logan County School District Finance Corporation, Kentucky, Revenue Bonds, School Building Series 2023	4.250	09/01/42	2,647,947
2,870,000		Logan County School District Finance Corporation, Kentucky, Revenue Bonds, School Building Series 2023	4.250	09/01/43	2,727,844
1,910,000		Nelson County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2024	5.000	06/01/44	1,954,094
995,000		Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B	5.500	12/01/60	796,719
2,460,000		Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint Project, Refunding Series 2023	5.500	09/01/50	2,201,513
1,205,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	854,079
89,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	83,621
3,370,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	3,215,060
4,180,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	3,903,346
3,000,000	(b)	Union Kentucky, Special Obligation Revenue Bonds, Union Promenade Project, Series 2022B	5.500	12/01/52	2,711,875

		TOTAL TAX OBLIGATION/LIMITED			74,707,630

		TRANSPORTATION - 7.9%
1,750,000		Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Refunding Series 2016	5.000	01/01/31	1,762,651
1,210,000		Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Refunding Series 2016	5.000	01/01/33	1,217,684
4,320,000		Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2024A, (AMT)	5.250	01/01/49	4,383,814
3,000,000		Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2024A, (AMT)	5.250	01/01/54	3,028,305
700,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation First Tier Series 2013B	0.000	07/01/32	476,217
1,500,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.400	07/01/33	1,727,960
1,000,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.600	07/01/39	1,128,079
1,555,000		Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A, (AMT)	5.000	07/01/31	1,555,351
1,500,000		Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A, (AMT)	5.000	07/01/32	1,500,269

		TOTAL TRANSPORTATION			16,780,330

See Notes to Financial Statements	13

Portfolio of Investments May 31, 2025 (continued)

Kentucky

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 16.5%
$1,000,000		Boone-Florence Water Commission, Kentucky, Water Supply System Revenue Bonds, Refunding Series 2024A	4.000%	12/01/48	$912,573
5,705,000		Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019 - AGM Insured	4.000	06/01/49	4,948,506
2,000,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, (AMT)	2.125	10/01/34	1,572,379
1,375,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2018A, (AMT)	3.375	02/01/26	1,366,490
3,265,000		Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2018A	5.000	02/01/30	3,429,595
1,000,000		Kentucky Municipal Energy Agency, Power System Revenue Bonds, Energy Center I Project, Series 2025	5.000	01/01/50	1,019,034
1,500,000		Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2019A	4.000	09/01/45	1,269,106
3,730,000		Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2018A	4.000	05/15/37	3,584,435
365,000		Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A	4.000	05/15/40	338,861
2,500,000		Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2023C	5.000	05/15/53	2,544,713
7,000,000	(a)	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A	2.000	10/01/33	5,732,580
1,900,000		Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2020, (Mandatory Put 9/01/28)	3.875	06/01/40	1,868,544
2,000,000		Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A - AGM Insured	5.000	10/01/33	2,035,757
5,000		Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A - AGC Insured	5.250	10/01/35	5,004
355,000		Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015 - AGM Insured	5.000	11/01/25	355,360
1,100,000		Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015 - AGM Insured	5.000	11/01/34	1,101,273
1,635,000		Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015 - AGM Insured	5.000	11/01/37	1,636,753
1,400,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55	1,472,715

		TOTAL UTILITIES			35,193,678

		TOTAL MUNICIPAL BONDS (Cost $247,907,775)			234,799,523

		TOTAL LONG-TERM INVESTMENTS (Cost $247,907,775)			234,799,523

		FLOATING RATE OBLIGATIONS - (11.6)%			(24,855,000)

		OTHER ASSETS & LIABILITIES, NET - 1.8%			3,939,558

		NET ASSETS - 100%			$213,884,081

AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,711,875 or 1.2% of Total Investments.

14	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Michigan

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 99.0%
	MUNICIPAL BONDS - 99.0%
	CONSUMER STAPLES - 1.0%
$1,965,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2	5.000%	06/01/40	$1,990,417

	TOTAL CONSUMER STAPLES			1,990,417

	EDUCATION AND CIVIC ORGANIZATIONS - 8.3%
500,000	Detroit Service Learning Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2021	4.000	07/01/41	417,249
2,670,000	Michigan State University, General Revenue Bonds, Series 2015A	5.000	08/15/40	2,676,650
1,835,000	Michigan State University, General Revenue Bonds, Taxable Series 2019A	5.000	02/15/48	1,846,759
1,800,000	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A	5.000	10/01/45	1,801,348
1,520,000	Michigan Technological University, General Revenue Bonds, Series 2023A - AGM Insured	5.000	10/01/47	1,532,089
1,000,000	Michigan Technological University, General Revenue Bonds, Series 2023A - AGM Insured	5.250	10/01/52	1,014,294
500,000	Northern Michigan University, General Revenue Bonds, Series 2018A	5.000	12/01/32	524,436
400,000	Northern Michigan University, General Revenue Bonds, Series 2018A	5.000	12/01/34	418,523
5,480,000	Oakland University, Michigan, General Revenue Bonds, Series 2016	5.000	03/01/47	5,167,676
515,000	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A	5.000	07/01/35	519,791

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			15,918,815

	HEALTH CARE - 9.1%
9,165,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Series 2019A	4.000	02/15/47	7,941,546
9,010,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI	4.000	12/01/49	7,646,432
435,000	Michigan Finance Authority, Senior Revenue Bonds, Michigan, Provident Group - HFH Energy LLC Act 38 Facilities, The Henry Ford Health Detroit South Campus Central Utility Plant project, Green Bonds Series 2024	4.375	02/28/54	393,182
1,250,000	Michigan Hospital Finance Authority, Hospital Revenue Bonds, Corewell Health, Series 2025A	5.000	08/15/42	1,306,789

	TOTAL HEALTH CARE			17,287,949

	HOUSING/MULTIFAMILY - 1.0%
320,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	1.050	10/01/27	297,243
500,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	1.150	04/01/28	459,244
720,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	1.375	04/01/29	647,688
625,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	1.600	04/01/30	558,425

	TOTAL HOUSING/MULTIFAMILY			1,962,600

	INDUSTRIALS - 2.0%
1,000,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75 Improvement Project, Series 2018, (AMT)	5.000	12/31/43	998,333
3,000,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75 Improvement Project, Series 2018, (AMT)	4.500	06/30/48	2,776,084

	TOTAL INDUSTRIALS			3,774,417

	LONG-TERM CARE - 0.3%
750,000	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2022	4.000	11/15/43	608,978

	TOTAL LONG-TERM CARE			608,978

See Notes to Financial Statements	15

Portfolio of Investments May 31, 2025 (continued)

Michigan

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL - 37.4%
$2,250,000	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I	5.000%	05/01/43	$2,270,856
1,000,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2018	5.000	05/01/36	1,042,743
875,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2019	5.000	05/01/41	897,745
1,275,000	Cedar Springs Public School District, Kent and Newaygo Counties, Michigan, General Obligation Bonds, School Building & Site Series 2023-II	5.000	05/01/51	1,301,426
500,000	DeWitt Public Schools, Clinton County, Michigan, General Obligation Bonds, Refunding School Building & Site, Series 2025-III	5.000	05/01/40	539,460
1,560,000	Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021, (AMT)	5.000	01/01/39	1,615,533
2,535,000	Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021, (AMT)	5.000	01/01/51	2,535,480
2,000,000	Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2024, (AMT)	5.000	01/01/49	2,004,729
1,000,000	Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Refunding, Limited Tax General Obligation Series 2025	5.000	01/01/33	1,111,921
1,325,000	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016 - AGM Insured	5.000	05/01/29	1,346,666
1,500,000	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019 - AGM Insured	5.000	11/01/35	1,566,235
3,175,000	Grand Rapids, Kent County, Michigan, General Obligation Bonds, Limited Tax Parking Structure Series 2024	5.000	10/01/49	3,249,639
1,550,000	Grand Rapids, Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2025	5.000	04/01/38	1,685,682
1,155,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, School Building and Site Series 2025II	5.000	05/01/38	1,243,772
1,000,000	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Refunding Series 2023	5.000	05/01/53	1,012,379
2,040,000	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I	4.000	05/01/45	1,856,380
500,000	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017	5.000	04/01/26	508,820
500,000	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017	5.000	04/01/31	517,346
380,000	Kalamazoo Public Schools, Michigan, General Obligation Bonds, School Building & Site Series 2023-I - AGM Insured	5.000	05/01/48	382,701
1,920,000	Karegnondi Water Authority, Genesee, Lapeer and Sanilac Counties, Michigan, Water Supply System Bonds, Karegnondi Water Pipeline, Refunding Series 2024 - BAM Insured	5.000	11/01/42	2,000,947
1,500,000	Karegnondi Water Authority, Genesee, Lapeer and Sanilac Counties, Michigan, Water Supply System Bonds, Karegnondi Water Pipeline, Series 2024 - BAM Insured	5.000	11/01/41	1,572,956
185,000	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2017	5.000	05/01/31	193,440
2,260,000	Lansing, Ingham and Eaton Counties, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2023 - AGM Insured	4.250	06/01/48	2,005,328
2,225,000	Lansing, Ingham and Eaton Counties, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2023 - AGM Insured	4.250	06/01/53	1,942,463

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$375,000		Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017	4.000%	05/01/28	$381,675
550,000		Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017	4.000	05/01/29	558,869
265,000		Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017	4.000	05/01/31	268,165
215,000		Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017	4.000	05/01/32	216,837
1,000,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018	5.000	11/01/43	1,006,766
2,500,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020	4.000	11/01/50	2,125,502
7,000,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020	4.000	11/01/55	5,846,530
4,000,000		Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Distributable State Aid Fifth Lien LTGO Local Project, Refunding Financial Recovery Series 2024A	5.000	11/01/26	4,112,942
2,000,000		Michigan Finance Authority, State Aid Revenue Notes, Series 2024A-2	5.000	08/20/25	2,006,654
2,500,000		Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I	5.000	05/01/50	2,529,328
550,000		Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015	5.000	11/01/33	553,974
1,290,000		Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015	5.000	11/01/36	1,298,733
2,000,000		Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, School Building & Site Series 2025 - BAM Insured	4.000	11/01/45	1,809,231
3,050,000		Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019I - BAM Insured	5.000	05/01/42	3,133,508
1,095,000		Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018	5.000	04/01/43	1,116,273
580,000		South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, Refunding Series 2024 - AGM Insured	5.000	05/01/40	609,869
1,000,000		South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2023II	5.000	05/01/52	1,020,415
1,000,000		South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General Obligation Bonds, Refunding Series 2025	5.000	05/01/26	1,018,971
500,000		South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building & Site, Series 2024	5.000	05/01/51	508,039
2,500,000		Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020	5.000	05/01/45	2,548,823
775,000		Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2024	5.000	05/01/46	797,430
2,000,000	(a)	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2025	5.000	05/01/50	2,021,742
670,000		Williamston Community Schools School District, Ingham County, Michigan, General Obligation Bonds, School Building and Site Series 2024	5.000	05/01/51	685,658
750,000		Williamston Community Schools School District, Ingham County, Michigan, General Obligation Bonds, School Building and Site Series 2024	5.000	05/01/54	765,536

		TOTAL TAX OBLIGATION/GENERAL			71,346,117

See Notes to Financial Statements	17

Portfolio of Investments May 31, 2025 (continued)

Michigan

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED - 16.1%
$2,500,000	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Refunding Series 2024	5.000%	07/01/35	$2,727,646
1,650,000	Detroit Regional Convention Authority, Michigan, Special Tax Revenue Bonds, Refunding Series 2024C	5.000	10/01/38	1,724,627
1,000,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A	5.950	02/01/42	948,720
3,450,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/38	3,457,760
1,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I	4.000	04/15/54	853,186
4,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2021I	4.000	10/15/46	3,578,199
9,170,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B	4.000	11/15/45	8,348,435
1,805,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	1,279,347
2,690,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	2,672,104
1,676,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	1,574,695
750,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	715,518
2,960,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	2,764,092

	TOTAL TAX OBLIGATION/LIMITED			30,644,329

	TRANSPORTATION - 4.7%
1,455,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A	5.000	12/01/42	1,463,043
2,000,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2018A	5.000	12/01/36	2,046,142
1,830,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2021A	5.000	12/01/39	1,923,700
3,330,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2021A	5.000	12/01/41	3,466,351

	TOTAL TRANSPORTATION			8,899,236

	U.S. GUARANTEED - 0.1% (b)
155,000	Eastern Michigan University, General Revenue Bonds, Series 2018A, (Pre-refunded 3/01/28)	4.000	03/01/44	159,610

	TOTAL U.S. GUARANTEED			159,610

	UTILITIES - 19.0%
850,000	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018 - AGM Insured	5.000	04/01/43	859,281
2,000,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018	5.000	01/01/48	2,017,486
1,250,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016	5.000	01/01/41	1,255,580
1,500,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2018	5.000	01/01/43	1,516,204
2,500,000	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Senior Lien Series 2023C	5.250	07/01/48	2,595,504
170,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2023A	5.000	07/01/38	183,374
3,000,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2023B	5.250	07/01/53	3,102,146
1,000,000	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A	5.000	07/01/32	1,036,102
4,800,000	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A	5.000	07/01/44	4,868,009
9,835,000	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A	5.000	07/01/48	9,920,373
1,000,000	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A	5.000	07/01/29	1,016,266

18	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$1,230,000	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A	5.000%	07/01/32	$1,247,653
1,000,000	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A	5.000	07/01/33	1,013,502
2,000,000	Michigan Finance Authority, State Revolving Fund Program Revenue Bonds, Series 2024A	4.000	10/01/48	1,832,281
2,085,000	Michigan Public Power Agency, Michigan, Belle River Project Revenue Bonds, Series 2024A	5.000	01/01/32	2,289,168
1,500,000	Wyoming, Michigan, Water Supply System Revenue Bonds, Series 2024	5.000	12/01/50	1,528,410

	TOTAL UTILITIES			36,281,339

	TOTAL MUNICIPAL BONDS (Cost $194,523,285)			188,873,807

	TOTAL LONG-TERM INVESTMENTS (Cost $194,523,285)			188,873,807

	OTHER ASSETS & LIABILITIES, NET - 1.0%			1,860,040

	NET ASSETS - 100%			$190,733,847

AMT	Alternative Minimum Tax

(a)	When-issued or delayed delivery security.
(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

See Notes to Financial Statements	19

Portfolio of Investments May 31, 2025

Missouri

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.2%
		MUNICIPAL BONDS - 97.2%
		CONSUMER STAPLES - 2.5%
$3,000,000		Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, (AMT)	5.300%	05/15/28	$3,005,943
8,840,000		Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)	5.200	03/15/29	9,313,676

		TOTAL CONSUMER STAPLES			12,319,619

		EDUCATION AND CIVIC ORGANIZATIONS - 6.2%
1,000,000		Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2018 A	4.000	10/01/38	929,395
2,000,000		Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A	5.000	06/01/47	1,990,372
2,225,000		Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019	4.000	10/01/35	2,206,007
3,470,000		Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012	5.000	10/01/33	3,307,901
1,000,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015	5.000	06/15/44	925,840
2,700,000	(a)	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2025A	5.500	06/15/47	2,633,841
2,000,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A	4.000	10/01/42	1,837,834
600,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A	4.000	10/01/36	600,114
9,165,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A	5.000	10/01/46	9,264,412
5,840,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A	4.000	10/01/48	5,062,371
1,150,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017	4.000	04/01/34	906,492
1,100,000		Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017	4.500	10/01/40	914,829

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			30,579,408

		HEALTH CARE - 21.3%
675,000		Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County Hospital Project, Series 2017B	3.650	07/01/27	661,075
1,455,000		Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016	5.000	08/01/29	1,360,106
1,000,000		Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016	5.000	08/01/30	920,007
3,110,000		Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016	4.000	05/01/33	3,110,461
975,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A	6.000	03/01/33	985,932
1,325,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A	5.000	03/01/31	1,354,713
1,320,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A	5.000	03/01/32	1,346,327
1,645,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A	5.000	03/01/36	1,660,838
2,680,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021	4.000	03/01/46	2,375,479

20	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE (continued)
$1,170,000	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017	4.000%	10/01/31	$1,158,936
1,220,000	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017	4.000	10/01/32	1,200,597
3,045,000	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017	5.000	10/01/42	2,830,218
1,400,000	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2024	5.000	02/15/42	1,416,525
8,285,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2016	5.000	11/15/35	8,343,495
1,000,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2018A	5.000	11/15/43	1,008,588
7,725,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A	4.000	07/01/46	6,709,865
9,875,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A	4.000	04/01/45	8,699,068
4,125,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, (Mandatory Put 1/01/48)	4.000	01/01/58	3,426,732
1,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A	4.000	11/15/49	855,769
1,475,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A	5.000	11/15/44	1,431,978
2,980,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A	5.000	11/15/48	2,883,133
2,035,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A	5.000	11/15/33	2,043,071
4,400,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A	5.000	11/15/39	4,401,917
845,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	5.000	11/15/45	839,036
2,300,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	4.250	11/15/48	2,010,831
3,500,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	5.000	11/15/42	3,496,232
3,535,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	4.000	11/15/47	2,994,330
1,330,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2018A	5.000	06/01/30	1,402,039
7,500,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020	4.000	06/01/50	6,230,611
4,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2023	5.500	12/01/48	4,133,377
8,995,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A	4.000	02/15/54	7,629,421
500,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Episcopal & Presbyterian Hospitals, Series 2015B	3.625	12/01/34	477,186
1,100,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Episcopal & Presbyterian Hospitals, Series 2019	4.000	12/01/35	1,099,542
1,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A	4.000	06/01/48	855,539
1,500,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A	5.000	06/01/48	1,461,754
2,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2022A	4.000	06/01/52	1,690,093
795,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A	4.000	05/15/48	688,092

See Notes to Financial Statements	21

Portfolio of Investments May 31, 2025 (continued)

Missouri

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE (continued)
$2,000,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021	4.000%	02/15/51	$1,609,416
2,325,000	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	4.000	11/15/36	2,033,692
4,650,000	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	5.000	11/15/46	4,175,572
990,000	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B	6.000	03/01/37	1,001,477

	TOTAL HEALTH CARE			104,013,070

	HOUSING/MULTIFAMILY - 0.2%
1,000,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3	5.000	07/01/45	999,996

	TOTAL HOUSING/MULTIFAMILY			999,996

	HOUSING/SINGLE FAMILY - 1.2%
5,000,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2025A	4.500	11/01/45	4,847,970
465,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2	3.800	11/01/37	435,200
545,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2024A	4.600	11/01/49	523,242

	TOTAL HOUSING/SINGLE FAMILY			5,806,412

	LONG-TERM CARE - 4.7%
900,000	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.250	05/15/37	859,558
555,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Bethesda Health Group, Inc., Series 2021	4.000	08/01/41	469,201
6,550,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A	5.000	02/01/46	6,093,323
1,000,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B	5.000	02/01/46	929,120
475,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C	4.000	02/01/32	467,787
1,100,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C	5.000	02/01/42	1,091,838
2,580,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C	4.000	02/01/48	2,075,376
1,500,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2024A	5.000	02/01/42	1,487,204
1,430,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2024A	5.250	02/01/48	1,418,112
515,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012	5.000	09/01/32	515,076
2,870,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012	5.000	09/01/42	2,775,423
2,570,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A	5.875	09/01/43	2,569,923
1,000,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017	5.000	09/01/48	916,708
1,000,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A	5.250	09/01/53	935,327
500,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A	5.125	12/01/45	440,612

	TOTAL LONG-TERM CARE			23,044,588

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL - 18.7%
$1,410,000		Carl Junction School District R-1, Jasper County, Missouri, General Obligation Bonds, Series 2024	5.000%	03/01/44	$1,439,734
3,040,000		Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, School Series 2023	5.000	03/01/41	3,167,707
3,665,000		Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018	4.000	03/01/36	3,638,036
2,000,000		Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015	4.000	03/01/35	2,003,242
1,160,000		Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015	4.000	03/01/36	1,160,676
1,000,000		Clever R-V School District, Christian County, Missouri, General Obligation Bonds, Refunding and Improvement Series 2024	5.250	03/01/43	1,045,468
450,000		Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019	4.000	03/01/36	446,398
1,800,000		Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018	5.000	03/01/36	1,842,369
500,000		Harrisonville School District R-09, Cass County, Missouri, General Obligation Bonds, Refunding Series 2024	5.000	03/01/40	517,302
3,235,000		Hazelwood School District, St. Louis County, Missouri, General Obligation Bonds, Refunding and Improvement Series 2023A - BAM Insured	5.000	03/01/42	3,334,634
1,225,000		Hollister R-V School District, Taney County, Missouri, General Obligation Bonds, School Series 2024A	5.000	03/01/42	1,262,092
470,000		Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A	4.000	03/01/38	465,224
2,000,000		Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, School Series 2023	5.000	03/01/43	2,082,459
1,000,000		Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2019A	5.000	03/01/39	1,033,358
2,800,000		Jackson County Consolidated School District 4, Missouri, General Obligation Bonds, School Building Series 2024	5.750	03/01/44	3,030,064
575,000		Jackson County Consolidated School District 4, Missouri, General Obligation Bonds, Series 2025	5.750	03/01/43	634,819
125,000		Jackson County Consolidated School District 4, Missouri, General Obligation Bonds, Series 2025	5.750	03/01/45	137,265
1,140,000		Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A	5.500	03/01/37	1,212,484
1,500,000	(a)	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2025A	6.000	03/01/45	1,678,702
1,335,000		Jefferson City School District, Missouri, General Obligation Bonds, Series 2023A	5.500	03/01/43	1,416,152
2,000,000		Jefferson County School District R-1 Northwest, Missouri, General Obligation Bonds, Direct Deposit Program Series 2023	5.000	03/01/43	2,039,505
1,510,000		Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A	4.000	02/01/36	1,512,405
1,000,000		Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A	4.000	02/01/37	995,163
1,585,000		Marshfield, Missouri, Combined Waterworks and Sewerage System Revenue Bones, Series 2020B - AGM Insured	5.000	02/01/50	1,587,172
325,000		Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018	5.000	03/01/34	329,541
685,000		Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018	5.000	03/01/35	694,470
1,165,000	(b)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Truman Medical Center, Inc., Pass- Through Certificate Series 2017	4.250	12/01/42	997,706
300,000	(b)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Truman Medical Center, Inc., Pass- Through Certificate Series 2017B	5.000	12/01/37	300,371
875,000		North Callaway County R-I School District, Missouri, General Obligation Bonds, Series 2024	5.000	03/01/44	905,899

See Notes to Financial Statements	23

Portfolio of Investments May 31, 2025 (continued)

Missouri

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$3,300,000	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Improvement Series 2022	5.250%	03/01/38	$3,534,038
5,000,000	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Improvement Series 2022	5.250	03/01/40	5,341,548
500,000	Orchard Farm R-V School District, St. Charles County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, School Series 2024A	5.500	03/01/43	546,348
1,000,000	Orchard Farm R-V School District, St. Charles County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, School Series 2024A	5.500	03/01/44	1,087,166
2,000,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018	5.000	03/01/37	2,027,946
2,000,000	Platte County School District Park Hill, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2017	4.000	03/01/31	2,013,007
855,000	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2024	5.000	03/01/42	887,760
500,000	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2024	4.000	03/01/44	454,771
590,000	Pulaski County Reorganized-6 District Lessee, Missouri, Certificate of Participation, Series 2025	5.000	04/15/44	597,843
500,000	Pulaski County Reorganized-6 District Lessee, Missouri, Certificate of Participation, Series 2025	4.625	04/15/47	469,940
1,095,000	Rolla School District 31, Phelps County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding and Improvement Series 2023	5.000	03/01/41	1,134,504
1,675,000	Rolla School District 31, Phelps County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding and Improvement Series 2023	5.000	03/01/42	1,725,604
1,550,000	Rolla School District 31, Phelps County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding and Improvement Series 2023	5.000	03/01/43	1,592,203
3,725,000	Saint Charles, Missouri, General Obligation Bonds, Series 2024A	5.000	03/01/43	3,911,529
2,500,000	Saint Charles, Missouri, General Obligation Bonds, Series 2024A	5.000	03/01/44	2,616,782
3,500,000	Saint Louis Board of Education, Missouri, General Obligation Bonds, Series 2023 - AGM Insured	5.000	04/01/41	3,634,172
3,425,000	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2023	5.250	03/01/43	3,565,269
1,500,000	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, School Building Series 2023	4.000	03/01/43	1,398,882
3,500,000	Troy R3 School District, Lincoln County, Missouri, General Obligation Bonds, Series 2023	5.000	03/01/37	3,671,871
1,500,000	University City, Missouri, Certificates of Participation, Series 2024	5.000	04/01/44	1,531,290
1,500,000	University City, Missouri, Certificates of Participation, Series 2024	5.000	04/01/49	1,521,151
3,760,000	Webster Groves School District, Missouri, Crossover General Obligation Bonds, Series 2024	5.000	03/01/43	3,888,891
860,000	Wentzville Fire Protection District, St. Charles County, Missouri, General Obligation Bonds, Series 2024	5.000	04/15/40	897,834
1,040,000	Wentzville Fire Protection District, St. Charles County, Missouri, General Obligation Bonds, Series 2024	5.000	04/15/41	1,077,662
1,135,000	Wright City School District R-II, Warren County, Missouri, General Obligation Bonds, School Building Series 2022 - AGM Insured	6.000	03/01/39	1,276,697

	TOTAL TAX OBLIGATION/GENERAL			91,315,125

	TAX OBLIGATION/LIMITED - 17.0%
5,300,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019	4.000	10/01/48	4,572,082
340,000	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018	4.000	04/01/38	334,744
2,515,000	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018	5.000	04/01/43	2,539,136

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$900,000		Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018	4.000%	03/01/35	$899,670
1,140,000		Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017	5.125	05/01/41	1,123,312
500,000		Festus R-VI School District, Jefferson County, Missouri, Lease Participation Certificates, Festus R-VI School District Project, Series 2021B	4.000	04/01/41	459,880
1,550,769	(c)	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006	5.000	06/01/28	325,661
750,000		Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018	4.000	09/01/33	752,452
980,000		Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A	3.625	03/01/33	869,804
1,145,000		Harrisonville, Missouri, Certificates of Participation, Refunding and Improvement, Parks Improvement Project Series 2023B	5.000	03/01/33	1,163,011
1,745,000		Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005 - SYNCORA GTY Insured	5.500	03/01/26	1,769,268
1,000,000		Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B	4.875	03/01/33	978,741
1,300,000		Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B	5.000	03/01/38	1,232,595
2,000,000		Jackson County, Missouri, Special Obligation Bonds, Series 2023A	5.250	12/01/47	2,068,711
925,000		Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue Bonds, Series 2011A	5.000	09/01/32	928,113
700,000	(b)	Kansas City Industrial Development Authority, Missouri, Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan Series 2024A-1	5.000	06/01/46	650,959
85,000	(b)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	4.250	04/01/26	84,447
2,000,000		Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000	04/15/27	1,869,964
1,750,000		Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C	5.000	09/01/33	1,751,703
360,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B	4.000	10/01/30	364,150
2,500,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B	5.000	09/01/31	2,585,890
235,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B	3.625	10/01/32	232,369
1,585,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A	5.000	04/01/39	1,664,857
485,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2024B	4.125	09/01/46	431,625
650,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2025B	5.000	04/01/44	671,884
380,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2025B	5.000	04/01/45	391,141
38,790		Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A	5.750	04/01/55	32,124
168,967		Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B	0.000	04/01/55	152,070
1,450,000	(b)	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B	5.000	02/01/40	1,410,948
100,000	(b)	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B	5.000	02/01/50	93,648
1,195,000	(b)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	5.750	06/01/35	1,108,705
1,285,000	(b)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	6.000	06/01/46	1,145,996

See Notes to Financial Statements	25

Portfolio of Investments May 31, 2025 (continued)

Missouri

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$2,000,000		Marshall School District, Missouri, Certificates of Participation, Series 2023 - BAM Insured	5.000%	03/01/49	$2,021,704
1,000,000		Missouri Development Finance Board, Revenue Bonds, Zoo Projects, Series 2022	5.750	05/01/52	1,038,743
1,000,000		Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015	5.000	03/01/40	1,000,324
695,000		Ozark R-6 School District, Christian County, Missouri, General Obligation Bonds, Series 2023	5.000	04/01/45	705,336
3,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	2,980,042
1,350,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	433,396
2,140,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	505,202
2,752,870		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	2,586,474
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	932,806
18,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	15,598
1,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	1,344,761
880,000		Pulaski County, Missouri, Certificates of Participation, Series 2019	4.000	12/01/32	880,936
915,000		Pulaski County, Missouri, Certificates of Participation, Series 2019	4.000	12/01/33	912,847
490,000	(b)	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B	4.250	11/01/49	393,878
250,000	(b)	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A	5.250	07/01/44	215,486
90,000	(b)	Saint Louis County Industrial Development Authority, Missouri, Transporation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015	4.000	03/01/32	81,849
360,000		Saint Louis Industrial Development Authority, Missouri, Tax Increment and Special District Revenue Bonds, Union Station Phase 2 Redevelopment Project, Series 2024A	4.875	06/15/34	356,105
2,100,000		Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Redevelopment Revenue Bonds, National Geospatial-Intelligence Agency Offsite Improvements, Series 2022C	5.125	06/01/46	1,975,265
2,450,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/40	2,511,814
5,500,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/49	5,420,793
1,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A - AGC Insured	0.000	07/15/26	960,555
1,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A - AGC Insured	0.000	07/15/27	927,325
1,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A - AGC Insured	0.000	07/15/28	893,350
1,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A - AGC Insured	0.000	07/15/29	858,421
505,000		Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017	4.000	04/01/29	505,302
345,000		Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017	4.000	04/01/30	345,225
565,000		Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017	4.000	04/01/32	565,086
585,000		Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017	4.000	04/01/33	585,041
450,000		Springfield, Missouri, Special Obligation Bonds, Improvement Series 2023	5.000	11/01/40	472,661

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$530,000		Springfield, Missouri, Special Obligation Bonds, Improvement Series 2024	5.000%	11/01/40	$559,454
2,600,000		Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A	4.000	07/01/36	2,601,772
2,000,000		Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015	4.000	04/01/35	1,968,854
1,415,000	(b)	Taney County Industrial Development Authority, Missouri, Sales Tax Revenue Improvement Bonds, Big Cedar Infrastructure Project Series 2023	6.000	10/01/49	1,348,269
125,000		The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A	3.875	11/15/29	119,541
3,350,000		The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A	4.375	11/15/35	3,030,186
1,575,000		The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A	4.750	11/15/47	1,335,558
55,000		Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A	3.375	04/01/37	48,169
540,000		Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017	4.500	06/01/36	531,056
1,500,000		Universal City Industrial Development Authority, Missouri, Revenue Bonds, Tax Increment and Special District Markets at Olive Project Series 2023A	5.500	06/15/42	1,449,133
1,040,000		Warrenton Tax Increment and Improvement District, Missouri, Revenue Bonds, Warrenton West Development - Redevelopment Project Area 1, Series 2022	3.625	03/01/40	816,403
1,700,000		Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015	3.375	04/01/29	1,689,132
600,000		Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015	3.500	04/01/32	589,598

		TOTAL TAX OBLIGATION/LIMITED			83,173,110

		TRANSPORTATION - 8.0%
7,000,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, (AMT)	5.000	03/01/44	6,898,799
2,700,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/46	2,658,681
14,240,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/54	13,957,660
2,000,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2023A	5.000	07/01/52	2,010,657
1,000,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2017C - AGM Insured	5.000	07/01/47	1,004,929
2,835,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2017D - AGM Insured, (AMT)	5.000	07/01/34	2,867,291
1,000,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2017D - AGM Insured, (AMT)	5.000	07/01/37	1,003,807
3,000,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2024A - AGM Insured	5.250	07/01/49	3,121,776
5,480,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2024A - AGM Insured	5.250	07/01/54	5,662,764

		TOTAL TRANSPORTATION			39,186,364

		U.S. GUARANTEED - 0.1% (d)
530,000		Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A, (Pre-refunded 3/01/27)	4.000	03/01/38	539,676

		TOTAL U.S. GUARANTEED			539,676

See Notes to Financial Statements	27

Portfolio of Investments May 31, 2025 (continued)

Missouri

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES - 17.3%
$670,000	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017	3.500%	01/01/32	$642,794
720,000	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017	4.000	01/01/42	632,309
2,925,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A - BAM Insured	4.000	03/01/35	2,833,543
1,670,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	01/01/46	1,614,292
145,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	138,869
1,865,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A	4.000	01/01/37	1,856,713
1,000,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A	4.000	01/01/38	979,738
1,650,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2023A	4.000	01/01/48	1,467,158
6,745,000	Kansas City, Missouri, Water Revenue Bonds, Series 2024A	5.000	12/01/48	6,955,374
2,855,000	Kansas City, Missouri, Water Revenue Bonds, Series 2025A	5.000	12/01/49	2,936,487
10,005,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A	5.000	05/01/47	10,118,662
5,875,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding Improvement Series 2022B	5.000	05/01/47	6,064,052
1,465,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding Improvement Series 2022B	5.250	05/01/52	1,514,860
2,675,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2019B	5.000	05/01/49	2,715,377
2,740,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B	5.000	05/01/47	2,800,580
5,385,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B	5.000	05/01/49	5,449,448
5,980,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2023A	5.000	05/01/39	6,434,926
2,500,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence Annual Appropriation Electric System, Refunding Series 2022 - AGM Insured	5.000	06/01/34	2,698,685
4,850,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900	09/01/33	4,344,083
1,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B	2.900	09/01/33	895,687
1,845,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C	2.750	09/01/33	1,631,599
245,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A - BAM Insured	4.000	12/01/35	243,860
2,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A	4.000	01/01/35	2,447,492
1,000,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022	5.250	12/01/42	1,055,530
3,500,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018	5.000	12/01/43	3,509,404
6,200,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project, Series 2022	5.000	12/01/44	6,301,898
4,000,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project, Series 2024	5.250	12/01/46	4,185,942

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$2,500,000		Stone County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2021B	4.000%	12/01/51	$1,964,949

		TOTAL UTILITIES			84,434,311

		TOTAL MUNICIPAL BONDS (Cost $496,183,594)			475,411,679

		TOTAL LONG-TERM INVESTMENTS (Cost $496,183,594)			475,411,679

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.9%
		MUNICIPAL BONDS - 1.9%
		EDUCATION AND CIVIC ORGANIZATIONS - 1.9%
$310,000	(e),(f)	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis University, Variable Rate Demand Obligations, Series 2008B-2	3.000	10/01/35	$310,000
500,000	(e),(f)	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 2000B	2.850	03/01/40	500,000
8,600,000	(e),(f)	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 2000C	2.800	03/01/40	8,600,000

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			9,410,000

		TOTAL MUNICIPAL BONDS (Cost $9,410,000)			9,410,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,410,000)			9,410,000

		TOTAL INVESTMENTS - 99.1% (Cost $505,593,594)			484,821,679

		OTHER ASSETS & LIABILITIES, NET - 0.9%			4,206,445

		NET ASSETS - 100%			$489,028,124

AMT	Alternative Minimum Tax

(a)	When-issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $7,832,262 or 1.6% of Total Investments.

(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(d)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(e)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

(f)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

See Notes to Financial Statements	29

Portfolio of Investments May 31, 2025

Ohio

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 96.0%
	MUNICIPAL BONDS - 96.0%
	CONSUMER DISCRETIONARY - 1.8%
$1,430,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000%	12/01/39	$1,387,743
2,150,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000	12/01/44	2,010,796
5,570,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000	12/01/51	4,955,261

	TOTAL CONSUMER DISCRETIONARY			8,353,800

	CONSUMER STAPLES - 3.6%
1,460,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/48	1,221,374
18,115,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	15,698,253

	TOTAL CONSUMER STAPLES			16,919,627

	EDUCATION AND CIVIC ORGANIZATIONS - 10.1%
705,000	Allen County Port Authority Economic Development, Ohio, Revenue Bonds, University of Northwestern, Refunding Series 2021A	4.000	12/01/31	672,560
2,065,000	Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A	5.000	06/01/34	2,075,088
1,320,000	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015 - BAM Insured	5.000	06/01/32	1,321,316
2,680,000	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015 - BAM Insured	5.000	06/01/35	2,682,142
1,520,000	Kent State University, Ohio, General Receipts Bonds, Series 2020A	5.000	05/01/50	1,535,177
880,000	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2017	5.000	09/01/35	890,627
2,695,000	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2017	5.000	09/01/41	2,711,217
2,420,000	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2020A	4.000	09/01/40	2,287,236
1,000,000	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2024A	5.000	09/01/38	1,092,944
125,000	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A	5.000	12/01/28	130,029
150,000	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A	5.000	12/01/30	157,713
570,000	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021B - BAM Insured	4.000	12/01/38	533,016
600,000	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021B - BAM Insured	4.000	12/01/39	548,250
610,000	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021B - BAM Insured	4.000	12/01/40	549,259
1,260,000	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021B - BAM Insured	4.000	12/01/41	1,116,764
1,330,000	Northeast Ohio Medical University, General Receipts Bonds, Series 2022 - BAM Insured	5.000	12/01/41	1,344,778
2,100,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A	5.000	11/01/42	2,108,781
1,500,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A	5.250	11/01/46	1,510,860

30	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,000,000	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, John Carroll University 2020 Project, Series 2020	4.000%	10/01/50	$780,244
3,750,000	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, John Carroll University 2022 Project, Series 2022	4.000	10/01/42	3,151,503
3,750,000	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, John Carroll University 2022 Project, Series 2022	4.000	10/01/47	3,004,185
3,830,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Denison University Project, Series 2023	5.000	11/01/53	3,888,898
3,895,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2016	5.000	07/01/42	3,903,414
1,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein University 2022 Project, Series 2022A	4.000	12/01/46	803,583
500,000	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton Project, Series 2025	5.000	02/01/42	518,230
1,120,000	Shawnee State University, Ohio, General Receipts Bonds, Series 2016 - BAM Insured	5.000	06/01/28	1,138,336
1,180,000	Shawnee State University, Ohio, General Receipts Bonds, Series 2016 - BAM Insured	5.000	06/01/29	1,198,622
1,000,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	6.000	03/01/45	952,043
2,835,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2017A	5.000	06/01/45	2,844,883
1,000,000	Wright State University, Ohio, General Reciepts Bonds, Refunding Series 2021A - BAM Insured	5.000	05/01/31	1,090,040
1,025,000	Youngstown State University, Ohio, General Receipts Bonds, Series 2021 - AGM Insured	4.000	12/15/30	1,057,245

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			47,598,983

	HEALTH CARE - 10.7%
1,000,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2025A	5.000	11/01/40	1,049,129
2,500,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A	5.000	08/01/42	2,489,982
3,710,000	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017	5.000	12/01/37	3,740,970
1,900,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B	4.000	01/01/42	1,773,098
5,000,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B	4.000	01/01/43	4,645,731
6,500,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B	4.000	01/01/46	5,926,898
2,000,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.500	02/15/52	1,956,373
1,600,000	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013	5.000	06/15/43	1,339,209
495,000	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013	5.250	06/15/43	427,299
3,000,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Taxable Improvement Series 2019A	5.000	11/01/48	3,085,338
1,000,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH	4.000	12/01/46	875,367
2,255,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH	5.000	12/01/46	2,237,906
600,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Series 2019CC	5.000	11/15/41	641,705

See Notes to Financial Statements	31

Portfolio of Investments May 31, 2025 (continued)

Ohio

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$2,230,000		Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019	5.000%	08/01/39	$2,258,151
250,000		Montgomery County, Ohio, Health Care Facilities Revenue Bonds, Solvita Project Refunding and Improvement Series 2024	5.250	09/01/54	247,685
3,000,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/44	2,832,510
1,000,000		Ohio State, Hospital Revenue Bonds, Children’s Hospital Medical Center of Akron, Series 2024A	5.250	08/15/48	1,045,113
1,155,000		Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A	5.000	01/01/30	1,203,709
2,755,000		Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A	5.000	01/01/33	2,857,185
3,000,000		Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2024A	5.000	01/01/35	3,324,829
1,970,000		Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Fixed Interest Rate Series 2020A	5.000	01/15/50	1,922,364
2,725,000		Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Fixed Interest Rate Series 2020A - BAM Insured	5.000	01/15/50	2,727,085
1,630,000		Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016	5.000	02/15/32	1,642,136

		TOTAL HEALTH CARE			50,249,772

		HOUSING/MULTIFAMILY - 0.6%
3,000,000		Columbus Metropolitan Housing Authority, Ohio, General Revenue Bonds, Series 2021	4.000	08/01/36	2,937,509

		TOTAL HOUSING/MULTIFAMILY			2,937,509

		INDUSTRIALS - 0.2%
1,000,000		Dayton-Montgomery County Port Authority, Ohio, Development Revenue Bonds, Dayton Regional Stem Schools Inc. Project, Series 2024	5.000	12/01/54	943,819

		TOTAL INDUSTRIALS			943,819

		LONG-TERM CARE - 0.7%
2,000,000		Greene County Port Authority, Ohio, Economic Facilities Development Revenue Bonds, Community First Solutions Obligated Group Refunding and Improvement Series 2024B	5.000	05/15/59	1,826,003
500,000	(a)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Silver Birch of Mansfield Project, Series 2024	6.000	01/01/45	472,914
1,000,000		Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding & Improvements Series 2024	5.000	07/01/54	944,108

		TOTAL LONG-TERM CARE			3,243,025

		TAX OBLIGATION/GENERAL - 23.0%
3,150,000		Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds, Various Purpose School Improvement Refunding Series 2017	5.000	12/01/41	3,206,178
1,750,000		Athens City School District, Athens County, Ohio, General Obligation Bonds, School Facilities Series 2024	5.000	12/01/49	1,774,443
5,185,000		Brunswick City School District, Medina County, Ohio, General Obligation Bonds, Classroom Facilities School Improvement Series 2023 - BAM Insured	5.250	12/01/53	5,325,369
1,180,000		Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B - NPFG Insured	0.000	12/01/33	846,072
380,000		Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006 - FGIC Insured	5.250	12/01/27	402,495
2,250,000		City of Mayfield Heights, Ohio, General Obligation Bonds, Aquatic and Community Center Limited Tax Series 2023	4.000	12/01/48	1,968,052
135,000		Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2023A	5.000	12/01/41	141,829
300,000		Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2023A	5.000	12/01/43	313,009

32	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$1,000,000	Colerain Township, Hamilton County, Ohio, General Obligation Bonds, Fire Station Series 2022	5.250%	12/01/52	$1,021,877
5,000,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A	5.000	04/01/29	5,278,899
2,000,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A	5.000	04/01/38	2,112,960
1,325,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A	5.000	04/01/41	1,374,802
5,000,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A	4.000	12/01/44	4,560,546
2,250,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Series 2024	5.000	12/01/48	2,334,629
2,100,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, Series 2024B	5.000	12/01/53	2,163,550
2,000,000	Ehove Joint Vocational School District, Erie County, Ohio, General Obligation Bonds, School Improvement Series 2025	5.500	12/01/55	2,062,788
2,500,000	Fairborn City School District, Greene County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2021A - BAM Insured	4.000	12/01/50	2,186,248
4,225,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015	5.000	12/01/31	4,254,560
2,000,000	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, Construction & Improvement Series 2018	5.000	12/01/48	2,013,912
500,000	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013	0.000	12/01/29	424,671
850,000	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013	0.000	12/01/30	692,227
3,960,000	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019	4.000	12/01/51	3,428,683
1,150,000	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019	5.000	12/01/53	1,158,428
2,595,000	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Improvement Series 2017	4.000	12/01/46	2,320,889
1,095,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012	0.000	12/01/27	1,007,579
1,560,000	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007 - AGM Insured	5.250	12/01/31	1,651,869
1,000,000	Little Miami Local School District, Warren and Clermont Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A	5.000	11/01/43	979,743
500,000	Medina County, Ohio, General Obligation Bonds, Courthouse Facility Improvement Limited Tax Series 2021	4.000	12/01/46	444,363
1,000,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007 - AGM Insured	5.250	12/01/28	1,067,266
5,000,000	Muskingum County, Ohio, General Obligation Bonds, Limited Tax Capital Facilities Improvement Series 2024	4.000	12/01/54	4,358,996
2,030,000	North Olmsted City School District, Ohio, General Obligation Bonds, School Improvement Programmatic Series 2023A	5.000	10/15/48	2,075,810
3,995,000	North Olmsted City School District, Ohio, General Obligation Bonds, School Improvement Programmatic Series 2023A	5.250	10/15/56	4,103,575
3,805,000	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2019	4.000	12/01/48	3,332,688
6,500,000	Ohio State, General Obligation Bonds, Common Schools Series 2019A	5.000	06/15/37	6,782,293
2,500,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V	5.000	05/01/33	2,608,725
2,315,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2020W	5.000	05/01/35	2,474,166

See Notes to Financial Statements	33

Portfolio of Investments May 31, 2025 (continued)

Ohio

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$1,000,000		Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2022A	5.000%	03/01/39	$1,077,208
1,470,000		Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2022A	5.000	03/01/40	1,572,017
4,250,000		Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement, Series 2023	5.250	12/01/59	4,376,399
30,000		Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013	5.000	12/01/33	30,029
375,000		Salem City School District, Columbiana County, Ohio, General Obligation Bonds, School Facilities Series 2024	5.000	11/01/44	386,565
2,000,000		Shaker Heights City School District, Ohio, General Obligation Bonds, School Facilities Improvement Series 2024	5.250	12/15/59	2,073,720
2,380,000		Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A	4.000	01/15/55	2,043,724
4,000,000		South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A - BAM Insured	4.000	12/01/48	3,531,660
2,500,000		Toledo Lucas County Public Library, Ohio, General Obligation Bonds, Library Improvement Series 2025A	5.000	12/01/47	2,562,008
1,715,000		Troy City School District, Miami County, Ohio, General Obligation Bonds, School Improvement Series 2024	5.000	12/01/54	1,743,753
1,575,000		Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2021	4.000	12/01/56	1,355,668
5,000,000		Worthington City School District, Franklin County, Ohio, General Obligation Bonds, Facilities Series 2023	5.500	12/01/54	5,247,783

		TOTAL TAX OBLIGATION/GENERAL			108,254,723

		TAX OBLIGATION/LIMITED - 22.2%
290,000		Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006	5.000	12/01/25	290,770
1,165,000		Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006	5.000	12/01/30	1,147,147
1,890,000		Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006	5.000	12/01/35	1,817,599
2,465,000		Certificates of Participation (Hillsdale Local School District, Ashland and Wayne Counties, Ohio, School Facilities Project), Series 2020 - BAM Insured	4.000	12/01/38	2,354,028
5,500,000		Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes, Series 2019A	4.000	12/01/45	5,033,304
1,250,000		Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2	5.000	10/01/31	1,310,074
1,000,000		Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2	5.000	10/01/32	1,046,126
950,000		Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Central Ohio Regional Bond Fund, Toledo Museum of Art Project Series 2024A	5.000	11/15/54	938,122
1,195,000	(a)	Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds, Bridge Park G Block Project, Public Infrastructure Series 2022	5.000	12/01/34	1,216,756
500,000		Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1	5.000	12/01/51	469,826
765,000	(a)	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020	5.000	06/01/28	768,509
4,600,000		Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2024	4.000	12/01/41	4,114,436
4,000,000		Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement Project, Series 2022A	4.000	01/01/36	4,054,403
1,000,000		Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014	5.000	12/01/28	1,001,180
2,940,000		Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A	5.000	12/01/38	2,953,642

34	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$3,560,000		Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000%	12/01/46	$3,567,344
1,000,000		Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018	5.000	06/01/37	1,027,957
8,000,000		Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018	5.000	06/01/43	8,083,343
6,000,000		Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018	5.000	06/01/48	6,031,263
1,220,000		Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and Warren, Ohio, Certificates of Participation, School Improvement Project, Series 2021	4.000	12/01/37	1,206,161
1,000,000		Greater Cincinnati Port Development Authority, Ohio, Tax Increment Revenue Bonds, RBM Phase 3 Garage Project Series 2024	5.125	12/01/55	926,331
1,675,000		Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A	5.000	12/01/25	1,691,547
500,000		Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B - AMBAC Insured	0.000	12/01/26	475,751
3,300,000		Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B - AMBAC Insured	0.000	12/01/28	2,922,752
1,750,000		Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B - AGM Insured	0.000	12/01/28	1,549,944
5,000,000		JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Taxable Refunding Senior Lien Series 2020A	2.833	01/01/38	4,037,488
435,000		Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B	0.000	09/01/27	403,221
855,000		Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B	0.000	09/01/28	764,237
1,020,000		Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017	6.000	12/01/46	1,016,546
1,250,000		Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2017A	5.000	10/01/36	1,282,633
1,200,000		Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A	5.000	12/01/31	1,246,478
1,660,000		Ohio State, Certificates of Participation, Ohio Attorney General Claims Fund Project, Series 2021	4.000	09/01/35	1,684,001
1,360,000		Ohio State, Transportation Project Revenue Bonds, Toledo- Lucas County Port Authority Seaport and Docks Project, State Transportation Infrastructure GRF Bond Fund, Series 2019-2, (AMT)	5.000	11/15/39	1,384,466
2,095,000		Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018	5.000	12/01/44	2,119,073
2,000,000		Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A - AGM Insured	4.000	12/01/31	2,003,231
1,125,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B	5.000	12/01/44	1,142,716
1,850,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B - AGM Insured	4.250	12/01/48	1,693,086
2,375,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B	5.000	12/01/63	2,310,395
1,540,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT Revenue Bonds, Refunding, Senior Series 2024A	5.000	12/01/53	1,548,826
735,000	(a)	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021	4.250	12/01/50	658,196
480,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A	6.000	12/01/50	466,108

See Notes to Financial Statements	35

Portfolio of Investments May 31, 2025 (continued)

Ohio

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$980,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A	5.000%	11/01/51	$776,802
4,430,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	3,139,892
6,605,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	6,561,058
1,257,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	1,181,022
500,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	477,012
4,915,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	4,589,700
160,000	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A	5.750	12/01/27	160,021
1,000,000	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016	5.000	12/01/29	1,007,784
2,955,000	Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019	4.000	12/01/44	2,689,127
1,000,000	Tolles Career and Technical Center, Madison, Franklin, Delaware, Fayette, and Union Counties, Ohio, Certificates of Participation, School Facilities Project Series 2024	5.250	12/01/53	1,014,482
2,395,000	Triway Local School District, Ohio, Certificates of Participation, Series 2021 - BAM Insured	4.000	12/01/41	2,199,867
1,460,000	Triway Local School District, Ohio, Certificates of Participation, Series 2021 - BAM Insured	4.000	12/01/42	1,330,772

	TOTAL TAX OBLIGATION/LIMITED			104,886,555

	TRANSPORTATION - 6.1%
2,000,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.500	01/01/50	2,066,089
1,750,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.500	01/01/55	1,803,334
750,000	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020	5.000	01/15/50	747,781
3,500,000	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM Insured, (AMT)	5.000	12/31/35	3,500,967
3,615,000	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM Insured, (AMT)	5.000	12/31/39	3,576,200
9,355,000	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)	5.000	06/30/53	8,726,755
2,000,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A	4.000	02/15/46	1,773,633
5,000,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Series 2021A	5.000	02/15/51	5,142,317
2,000,000	Toledo-Lucas County Port Authority Parking System, Ohio, Revenue Bonds, University of Toledo Parking Project Series 2021	4.000	01/01/57	1,515,573

	TOTAL TRANSPORTATION			28,852,649

	U.S. GUARANTEED - 2.1% (b)
4,310,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, (Pre-refunded 12/01/26)	5.000	12/01/41	4,448,849
40,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Refunding Series 2006 - AGM Insured, (ETM)	0.000	12/01/28	35,770
1,050,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015, (Pre-refunded 12/01/25)	5.000	12/01/32	1,060,841

36	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	U.S. GUARANTEED (b) (continued)
$1,105,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015, (Pre-refunded 12/01/25)	5.000%	12/01/33	$1,116,408
1,000,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, (Pre-refunded 12/01/27)	5.000	12/01/48	1,055,189
2,275,000	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, (Pre-refunded 12/01/25)	5.000	12/01/46	2,297,474

	TOTAL U.S. GUARANTEED			10,014,531

	UTILITIES - 14.9%
3,570,000	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Green Series 2016A	5.000	02/15/46	3,573,706
2,000,000	American Municipal Power Inc., Ohio, Fremont Energy Center Revenue Bonds, Refunding Series 2017A	4.000	02/15/42	1,842,572
2,930,000	American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A	5.000	02/15/41	2,941,088
1,665,000	American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A	5.000	02/15/44	1,678,566
1,315,000	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2018 - AGM Insured	5.000	11/15/37	1,347,209
1,600,000	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2020A - AGM Insured	4.000	11/15/38	1,530,745
2,000,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1 - NPFG Insured	0.000	11/15/33	1,405,200
4,740,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2 - NPFG Insured	0.000	11/15/34	3,159,223
7,500,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2 - NPFG Insured	0.000	11/15/38	3,849,973
5,000,000	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015	5.000	06/01/29	5,084,815
6,750,000	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015	5.000	06/01/32	6,853,200
865,000	Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019 - BAM Insured	4.000	10/01/37	845,866
1,015,000	Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019 - BAM Insured	4.000	10/01/39	950,882
1,000,000	Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and Improvement Series 2022	5.000	12/01/42	1,020,094
1,000,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016	4.000	12/01/38	973,747
5,275,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017	4.000	11/15/43	4,909,741
1,900,000	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016	5.000	12/01/36	1,931,268
3,800,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019	5.000	12/01/38	3,979,235
4,320,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019	5.000	06/01/44	4,428,193
4,000,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series 2021A	5.000	12/01/46	4,100,652
5,000,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2019B	5.000	12/01/44	5,078,875
8,500,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020A	5.000	12/01/50	8,613,161

	TOTAL UTILITIES			70,098,011

	TOTAL MUNICIPAL BONDS (Cost $471,319,895)			452,353,004

	TOTAL LONG-TERM INVESTMENTS (Cost $471,319,895)			452,353,004

	BORROWINGS - (0.3)% (c)			(1,300,000)

	OTHER ASSETS & LIABILITIES, NET - 4.3%			20,011,249

	NET ASSETS - 100%			$471,064,253

See Notes to Financial Statements	37

Portfolio of Investments May 31, 2025 (continued)

Ohio

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,116,375 or 0.7% of Total Investments.

(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c)	Borrowings as a percentage of Total Investments is 0.3%.

38	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Wisconsin

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 111.4%
		MUNICIPAL BONDS - 111.4%
		CONSUMER DISCRETIONARY - 0.4%
$250,000		International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, (AMT)	6.850%	12/01/29	$250,497

		TOTAL CONSUMER DISCRETIONARY			250,497

		EDUCATION AND CIVIC ORGANIZATIONS - 5.9%
810,000	(a)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	4.000	06/15/28	809,460
500,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hmong American Peace Academy, Series 2020	4.000	03/15/40	439,720
250,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Lawrence University, Series 2020	4.000	02/01/45	209,652
500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering, Series 2021B - AGM Insured	2.125	04/01/39	340,901
500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering, Series 2021B - AGM Insured	2.125	04/01/40	329,043
415,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering, Series 2021B - AGM Insured	2.250	04/01/41	271,446
500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering, Series 2021B - AGM Insured	2.250	04/01/42	321,213
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee Science Education Consortium, Inc., Academy of Science Series 2023A	5.000	03/15/53	918,449

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			3,639,884

		HEALTH CARE - 21.6%
155,000		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021	5.000	07/01/29	160,908
190,000		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021	5.000	07/01/31	199,207
2,765,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2020	4.000	07/01/36	2,661,877
8,565,000	(b)	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)	5.000	02/15/47	8,336,084
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A	5.000	08/15/34	1,001,057
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A	4.000	12/01/44	888,212
175,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020A - AGM Insured	4.000	02/15/37	172,669

		TOTAL HEALTH CARE			13,420,014

		HOUSING/MULTIFAMILY - 26.1%
2,000,000		Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A	5.125	06/01/30	1,975,695
2,000,000		Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds,Western Technical College Student Housing Project, Series 2013B	4.700	04/01/38	2,000,489
750,000	(b)	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A	4.150	05/01/55	650,497
2,000,000	(b)	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, (UB)	4.300	11/01/53	1,716,071
4,520,000		Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A	3.375	05/01/57	3,303,606

See Notes to Financial Statements	39

Portfolio of Investments May 31, 2025 (continued)

Wisconsin

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HOUSING/MULTIFAMILY (continued)
$2,000,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2022A	5.150%	11/01/50	$2,012,388
3,000,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2023D	5.000	11/01/57	3,004,489
1,500,000	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, 100 E. National Project Series 2024j, (Mandatory Put 8/01/26)	5.000	08/01/58	1,525,300

	TOTAL HOUSING/MULTIFAMILY			16,188,535

	INDUSTRIALS - 1.0%
630,000	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, (AMT)	5.125	06/01/29	630,991

	TOTAL INDUSTRIALS			630,991

	LONG-TERM CARE - 24.6%
640,000	New Richmond Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2025A	4.625	09/01/55	593,953
500,000	Winnebago County Housing Authority, Wisconsin, Revenue Bonds Lutheran Homes of Oshkosh Inc. Project Refunding Series 2015A	4.450	03/01/30	446,221
150,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/61	98,938
2,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019	5.000	08/01/49	1,819,976
2,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.375	10/01/44	1,860,415
500,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021	3.250	07/01/37	364,586
2,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018	5.125	10/01/48	1,835,754
1,750,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B	5.000	07/01/44	1,698,815
2,475,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A	5.000	07/01/49	2,404,921
525,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John’s Communities Inc., Refunding Series 2021B	4.000	09/15/45	431,597
650,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John’s Communities Inc., Refunding Series 2022. Forward Delivery	4.000	09/15/45	534,358
1,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Series 2021A	4.000	08/15/51	759,124
1,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Series 2021A	4.000	08/15/55	740,987
2,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.000	12/01/44	1,679,311

	TOTAL LONG-TERM CARE			15,268,956

	TAX OBLIGATION/LIMITED - 22.1%
4,445,000	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019	0.000	06/01/54	952,886
1,000,000	Brookfield Community Development and Redevelopment Authority, Wisconsin, Community Development Revenue Bonds, Series 2015A	3.550	06/01/34	980,312
1,000,000	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015	4.125	06/01/40	960,845
500,000	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	480,000
800,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A	5.000	11/15/30	822,747

40	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$500,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A	5.000%	11/15/31	$514,145
550,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A	5.000	11/15/32	565,401
630,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017	5.000	11/15/28	648,912
500,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017	5.000	11/15/34	513,282
1,000,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017	5.000	11/15/35	1,025,561
1,000,000	Slinger Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Police Station Project, Series 2025A	5.000	03/01/45	986,196
120,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006 - NPFG Insured	5.000	10/01/25	120,313
125,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006 - FGIC Insured	5.000	10/01/28	125,324
390,000	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016	5.000	12/15/27	397,915
1,000,000	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016	5.000	12/15/30	1,019,575
500,000	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016	5.000	12/15/31	509,736
540,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999	5.250	12/15/27	555,772
2,035,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A - AGM Insured	0.000	12/15/28	1,786,075
945,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A	0.000	12/15/31	731,025

	TOTAL TAX OBLIGATION/LIMITED			13,696,022

	U.S. GUARANTEED - 2.6% (c)
1,430,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A - NPFG Insured, (ETM)	5.500	12/15/26	1,462,433
125,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999, (ETM)	5.250	12/15/27	129,150
10,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, (Pre-refunded 8/15/25)	5.000	02/15/30	10,027

	TOTAL U.S. GUARANTEED			1,601,610

	UTILITIES - 7.1%
100,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	01/01/46	96,664
1,000,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	957,718
1,000,000	Guam Power Authority, Revenue Bonds,Refunding Series 2017A	5.000	10/01/40	1,002,146
130,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV - NPFG Insured	5.250	07/01/26	130,068
185,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV - AGM Insured	5.250	07/01/31	183,739
250,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV - NPFG Insured	5.250	07/01/35	241,356
575,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS - AGM Insured	5.000	07/01/30	566,568
1,200,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A	5.000	07/01/25	1,197,769

	TOTAL UTILITIES			4,376,028

	TOTAL MUNICIPAL BONDS (Cost $74,994,201)			69,072,537

	TOTAL LONG-TERM INVESTMENTS (Cost $74,994,201)			69,072,537

	FLOATING RATE OBLIGATIONS - (12.9)%			(8,020,000)

	OTHER ASSETS & LIABILITIES, NET - 1.5%			969,664

	NET ASSETS - 100%			$62,022,201

See Notes to Financial Statements	41

Portfolio of Investments May 31, 2025 (continued)

Wisconsin

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $809,460 or 1.2% of Total Investments.

(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

42	See Notes to Financial Statements

Statement of Assets and Liabilities

May 31, 2025	Kansas	Kentucky	Michigan	Missouri	Ohio
ASSETS
Long-term investments, at value†	$181,112,034	$234,799,523	$188,873,807	$475,411,679	$452,353,004
Short-term investments, at value◇	–	–	–	9,410,000	–
Cash Receivables:	261,763	1,712,441	935,787	3,918,933	–
Interest	2,449,637	3,239,220	2,548,220	5,706,754	8,461,339
Investments sold	1,675,000	–	652,799	200,000	130,000
Reimbursement from Adviser	–	–	–	–	11,562
Shares sold	45,929	255,622	209,973	181,718	525,705
Sale of Vistra Vision interest#(1)	3,335,046	–	–	–	13,032,797
Other	8,098	32,317	23,655	31,361	47,471

Total assets	188,887,507	240,039,123	193,244,241	494,860,445	474,561,878
LIABILITIES
Cash overdraft	–	–	–	–	335,781
Borrowings	–	–	–	–	1,300,000
Floating rate obligations	–	24,855,000	–	–	–
Payables:
Management fees	80,898	91,933	83,139	205,080	199,297
Dividends	61,748	54,019	115,518	296,594	269,846
Interest	3,871	334,324	483	1,104	4,680
Investments purchased - when-issued/delayed-delivery settlement	–	–	2,039,060	4,341,120	–
Shares redeemed	272,295	706,557	170,907	809,669	864,637
Vistra Vision sale transactions costs(1)	77,902	–	–	–	304,428
Accrued expenses:
Custodian fees	29,079	20,886	21,060	37,565	45,439
Trustees fees	6,217	30,210	19,220	30,261	46,098
Professional fees	4,884	5,448	5,031	10,057	10,612
Shareholder reporting expenses	10,145	10,298	11,018	13,817	17,019
Shareholder servicing agent fees	16,430	18,553	28,613	36,843	57,055
12b-1 distribution and service fees	21,533	27,246	15,637	48,061	41,589
Other	1,745	568	708	2,150	1,144

Total liabilities	586,747	26,155,042	2,510,394	5,832,321	3,497,625

Commitments and contingencies(2)

Net assets	$188,300,760	$213,884,081	$190,733,847	$489,028,124	$471,064,253

NET ASSETS CONSIST OF:
Paid-in capital	$211,778,008	$249,599,237	$226,131,849	$547,828,698	$511,446,847

Total distributable earnings (loss)	(23,477,248)	(35,715,156)	(35,398,002)	(58,800,574)	(40,382,594)

Net assets	$188,300,760	$213,884,081	$190,733,847	$489,028,124	$471,064,253

† Long-term investments, cost	$193,494,026	$247,907,775	$194,523,285	$496,183,594	$471,319,895
◇ Short-term investments, cost	$–	$–	$–	$9,410,000	$–
# Net of discount of	$205,961	$–	$–	$–	$804,861

See Notes to Financial Statements

Statement of Assets and Liabilities  (continued)

May 31, 2025	Wisconsin
ASSETS
Long-term investments, at value†	$69,072,537
Receivables:
Interest	911,792
Investments sold	295,000
Reimbursement from Adviser	9,266
Shares sold	6,648
Other	4,499

Total assets	70,299,742
LIABILITIES
Cash overdraft	48,279
Floating rate obligations	8,020,000
Payables:
Management fees	26,599
Dividends	6,072
Interest	70,819
Shares redeemed	56,246
Accrued expenses:
Custodian fees	20,688
Trustees fees	1,700
Professional fees	2,623
Shareholder reporting expenses	7,134
Shareholder servicing agent fees	7,851
12b-1 distribution and service fees	9,242
Other	288

Total liabilities	8,277,541

Commitments and contingencies(2)

Net assets	$62,022,201
NET ASSETS CONSIST OF:
Paid-in capital	$75,925,145
Total distributable earnings (loss)	(13,902,944)

Net assets	$62,022,201

† Long-term investments, cost	$74,994,201

(1)	Refer to Note 4 of the Notes to Financial Statements for more information.
(2)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements

Statement of Assets and Liabilities  (continued)

	Kansas	Kentucky	Michigan	Missouri	Ohio
CLASS A:
Net assets	$110,753,273	$149,432,538	$74,521,915	$253,192,965	$217,513,490
Shares outstanding	11,363,867	15,713,084	7,318,588	25,001,545	20,817,072
Net asset value (“NAV”) per share	$9.75	$9.51	$10.18	$10.13	$10.45
Maximum sales charge	4.20%	4.20%	4.20%	4.20%	4.20%
Offering price per share (NAV per share plus maximum sales charge)	$10.18	$9.93	$10.63	$10.57	$10.91
CLASS C:
Net assets	$2,998,964	$1,692,204	$3,197,036	$5,176,407	$4,835,174
Shares outstanding	308,544	178,026	314,861	512,932	465,619
NAV and offering price per share	$9.72	$9.51	$10.15	$10.09	$10.38
CLASS I:
Net assets	$74,548,523	$62,759,339	$113,014,896	$230,658,752	$248,715,589
Shares outstanding	7,631,130	6,608,180	11,119,028	22,808,055	23,900,260
NAV and offering price per share	$9.77	$9.50	$10.16	$10.11	$10.41
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01

See Notes to Financial Statements

Statement of Assets and Liabilities  (continued)

Wisconsin
CLASS A:
Net assets	$44,364,693
Shares outstanding	4,696,420
Net asset value (“NAV”) per share	$9.45
Maximum sales charge	4.20%
Offering price per share (NAV per share plus maximum sales charge)	$9.86
CLASS C:
Net assets	$1,927,964
Shares outstanding	204,077
NAV and offering price per share	$9.45
CLASS I:
Net assets	$15,729,544
Shares outstanding	1,662,983
NAV and offering price per share	$9.46
Authorized shares - per class	Unlimited
Par value per share	$0.01

See Notes to Financial Statements

See Notes to Financial Statements

Statement of Operations

Year Ended May 31, 2025	Kansas	Kentucky	Michigan	Missouri

INVESTMENT INCOME
Interest	$7,076,661	$9,616,547	$8,453,672	$21,278,811
Total investment income	7,076,661	9,616,547	8,453,672	21,278,811

EXPENSES
Management fees	1,013,533	1,182,926	1,097,841	2,502,915
12b-1 service fees - Class A	237,977	330,936	158,417	529,893
12b-1 distribution and service fees - Class C	36,961	26,180	41,951	64,658
Shareholder servicing agent fees - Class A	40,508	56,131	38,941	75,904
Shareholder servicing agent fees - Class C	1,257	885	2,053	1,852
Shareholder servicing agent fees - Class I	26,880	22,972	66,210	68,196
Interest expense	91,217	807,432	57,806	71,490
Trustees fees	7,755	9,132	8,452	19,573
Custodian expenses, net	42,932	16,396	14,648	39,894
Registration fees	6,209	5,832	10,111	8,858
Professional fees	48,675	51,599	47,273	58,187
Shareholder reporting expenses	31,559	31,998	32,050	37,844
Other	16,744	13,366	13,407	19,661
Total expenses	1,602,207	2,555,785	1,589,160	3,498,925

Net investment income (loss)	5,474,454	7,060,762	6,864,512	17,779,886

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(135,748)	(5,409,727)	(4,452,189)	(2,421,027)
Swap contracts	(1,587,369)	-	-	-
Net realized gain (loss)	(1,723,117)	(5,409,727)	(4,452,189)	(2,421,027)
Change in unrealized appreciation (depreciation) on:
Investments	(1,773,000)	(586,901)	(1,471,490)	(10,167,213)
Net change in unrealized appreciation (depreciation)	(1,773,000)	(586,901)	(1,471,490)	(10,167,213)
Net realized and unrealized gain (loss)	(3,496,117)	(5,996,628)	(5,923,679)	(12,588,240)

Net increase (decrease) in net assets from operations	$1,978,337	$1,064,134	$940,833	$5,191,646

Statement of Operations   (continued)

Year Ended May 31, 2025	Ohio	Wisconsin

INVESTMENT INCOME
Interest	$19,974,344	$3,185,158
Total investment income	19,974,344	3,185,158

EXPENSES
Management fees	2,635,136	343,564
12b-1 service fees - Class A	487,287	96,186
12b-1 distribution and service fees - Class C	64,391	24,600
Shareholder servicing agent fees - Class A	101,977	23,286
Shareholder servicing agent fees - Class C	2,692	1,190
Shareholder servicing agent fees - Class I	120,253	8,319
Interest expense	97,515	375,291
Trustees fees	20,642	2,602
Custodian expenses, net	47,831	35,152
Registration fees	5,832	9,711
Professional fees	59,370	44,533
Shareholder reporting expenses	43,254	28,836
Other	16,487	11,448
Total expenses before fee waiver/expense reimbursement	3,702,667	1,004,718
Fee waiver/expense reimbursement	(11,562)	(100,531)
Net expenses	3,691,105	904,187

Net investment income (loss)	16,283,239	2,280,971

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	5,221,862	2,209,826
Swap contracts	(6,186,531)	(1,780,289)
Net realized gain (loss)	(964,669)	429,537

Change in unrealized appreciation (depreciation) on:
Investments	(21,016,241)	(3,507,424)
Net change in unrealized appreciation (depreciation)	(21,016,241)	(3,507,424)

Net realized and unrealized gain (loss)	(21,980,910)	(3,077,887)

Net increase (decrease) in net assets from operations	$(5,697,671)	$(796,916)

See Notes to Financial Statements

Statement of Changes in Net Assets

	Kansas		Kentucky
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$5,474,454	$5,649,577	$7,060,762	$6,622,881
Net realized gain (loss)	(1,723,117)	(243,653)	(5,409,727)	(3,391,022)
Net change in unrealized appreciation (depreciation)	(1,773,000)	49,103	(586,901)	2,287,375

Net increase (decrease) in net assets from operations	1,978,337	5,455,027	1,064,134	5,519,234

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(3,067,075)	(3,152,376)	(4,610,924)	(4,982,701)
Class C	(66,266)	(96,383)	(51,101)	(66,117)
Class I	(2,216,951)	(2,203,510)	(2,020,533)	(1,717,274)

Total distributions	(5,350,292)	(5,452,269)	(6,682,558)	(6,766,092)

FUND SHARE TRANSACTIONS
Subscriptions	31,189,767	44,088,908	26,794,153	38,354,648
Reinvestments of distributions	4,646,033	4,625,880	6,079,847	6,146,945
Redemptions	(49,095,487)	(74,044,960)	(51,577,103)	(70,335,945)

Net increase (decrease) from Fund share transactions	(13,259,687)	(25,330,172)	(18,703,103)	(25,834,352)
Net increase (decrease) in net assets	(16,631,642)	(25,327,414)	(24,321,527)	(27,081,210)
Net assets at the beginning of period	204,932,402	230,259,816	238,205,608	265,286,818

Net assets at the end of period	$188,300,760	$204,932,402	$213,884,081	$238,205,608

See Notes to Financial Statements

Statement of Changes in Net Assets   (continued)

	Michigan		Missouri
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24

OPERATIONS
Net investment income (loss)	$6,864,512	$7,342,462	$17,779,886	$17,459,157
Net realized gain (loss)	(4,452,189)	(6,623,500)	(2,421,027)	(4,652,057)
Net change in unrealized appreciation (depreciation)	(1,471,490)	2,919,986	(10,167,213)	4,107,203

Net increase (decrease) in net assets from operations	940,833	3,638,948	5,191,646	16,914,303

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(2,371,671)	(2,510,892)	(9,056,547)	(9,198,070)
Class C	(90,904)	(114,991)	(167,009)	(252,653)
Class I	(4,330,158)	(4,668,466)	(8,605,007)	(8,022,765)

Total distributions	(6,792,733)	(7,294,349)	(17,828,563)	(17,473,488)

FUND SHARE TRANSACTIONS
Subscriptions	64,929,285	72,267,500	104,162,157	112,187,458
Reinvestments of distributions	5,739,318	6,326,289	14,278,572	14,111,144
Redemptions	(96,099,305)	(149,594,417)	(124,988,117)	(149,696,249)

Net increase (decrease) from Fund share transactions	(25,430,702)	(71,000,628)	(6,547,388)	(23,397,647)
Net increase (decrease) in net assets	(31,282,602)	(74,656,029)	(19,184,305)	(23,956,832)
Net assets at the beginning of period	222,016,449	296,672,478	508,212,429	532,169,261

Net assets at the end of period	$190,733,847	$222,016,449	$489,028,124	$508,212,429

See Notes to Financial Statements

	Ohio		Wisconsin
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24

OPERATIONS
Net investment income (loss)	$16,283,239	$15,715,662	$2,280,971	$2,470,903
Net realized gain (loss)	(964,669)	2,457,412	429,537	565,162
Net change in unrealized appreciation (depreciation)	(21,016,241)	1,201,140	(3,507,424)	1,178,831

Net increase (decrease) in net assets from operations	(5,697,671)	19,374,214	(796,916)	4,214,896

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(6,975,071)	(7,028,815)	(1,657,787)	(1,677,313)
Class C	(133,635)	(173,352)	(63,929)	(99,416)
Class I	(8,861,055)	(8,522,454)	(620,763)	(798,866)

Total distributions	(15,969,761)	(15,724,621)	(2,342,479)	(2,575,595)

FUND SHARE TRANSACTIONS
Subscriptions	81,336,472	115,354,999	2,659,559	1,878,901
Reinvestments of distributions	12,924,517	12,763,498	2,263,234	2,449,608
Redemptions	(164,608,471)	(171,262,841)	(12,578,266)	(20,092,296)

Net increase (decrease) from Fund share transactions	(70,347,482)	(43,144,344)	(7,655,473)	(15,763,787)
Net increase (decrease) in net assets	(92,014,914)	(39,494,751)	(10,794,868)	(14,124,486)
Net assets at the beginning of period	563,079,167	602,573,918	72,817,069	86,941,555

Net assets at the end of period	$471,064,253	$563,079,167	$62,022,201	$72,817,069

See Notes to Financial Statements

Statement of Cash Flows

Year Ended May 31, 2025	Wisconsin

CASH FLOWS FROM OPERATING ACTIVITIES

Net Increase (Decrease) in Net Assets from Operations	$(796,916)

Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:

Purchases of investments	(7,301,971)

Proceeds from sale and maturities of investments	17,480,492

Amortization (Accretion) of premiums and discounts, net	102,923

(Increase) Decrease in:

Receivable for interest	66,941

Receivable for investments sold	(55,000)

Receivable for reimbursement from Adviser	1,921

Other assets	1,803

Increase (Decrease) in:

Payable for interest	(6,472)

Payable for management fees	(4,984)

Accrued custodian fees	2,098

Accrued 12b-1 distribution and service fees	(2,029)

Accrued Trustees fees	394

Accrued professional fees	1,012

Accrued shareholder reporting expenses	2,608

Accrued shareholder servicing agent fees	(1,295)

Accrued other expenses	288

Net realized (gain) loss from investments	(2,209,826)
Net change in unrealized (appreciation) depreciation of investments	3,507,424
Net cash provided by (used in) operating activities	10,789,411

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from borrowings	2,402,758

(Repayments) of borrowings	(2,402,758)

Increase (Decrease) in:

Cash overdraft	(781,366)

Cash distributions paid to common shareholders	(80,543)

Subscriptions	2,654,217
Redemptions	(12,581,719)
Net cash provided by (used in) financing activities	(10,789,411)

Net increase (decrease) in cash	–

Cash at the beginning of period	–

Cash at the end of period	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	Wisconsin

Cash paid for interest	$308,831

Non-cash financing activities not included herein consists of reinvestments of share distributions	2,263,234

See Notes to Financial Statements

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Kansas
Class A
5/31/25	$9.92	$0.26	$(0.17)	$0.09	$(0.26)	$—	$(0.26)	$9.75
5/31/24	9.89	0.25	0.02	0.27	(0.24)	—	(0.24)	9.92
5/31/23	10.14	0.24	(0.26)	(0.02)	(0.23)	—	(0.23)	9.89
5/31/22	10.87	0.24	(0.74)	(0.50)	(0.23)	—	(0.23)	10.14
5/31/21	10.51	0.25	0.37	0.62	(0.26)	—	(0.26)	10.87
Class C
5/31/25	9.89	0.18	(0.17)	0.01	(0.18)	—	(0.18)	9.72
5/31/24	9.86	0.17	0.03	0.20	(0.17)	—	(0.17)	9.89
5/31/23	10.12	0.16	(0.27)	(0.11)	(0.15)	—	(0.15)	9.86
5/31/22	10.85	0.15	(0.74)	(0.59)	(0.14)	—	(0.14)	10.12
5/31/21	10.48	0.17	0.37	0.54	(0.17)	—	(0.17)	10.85
Class I
5/31/25	9.94	0.29	(0.18)	0.11	(0.28)	—	(0.28)	9.77
5/31/24	9.92	0.28	0.01	0.29	(0.27)	—	(0.27)	9.94
5/31/23	10.18	0.26	(0.27)	(0.01)	(0.25)	—	(0.25)	9.92
5/31/22	10.91	0.26	(0.74)	(0.48)	(0.25)	—	(0.25)	10.18
5/31/21	10.55	0.28	0.36	0.64	(0.28)	—	(0.28)	10.91

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

0.86%	$110,753	0.86%	0.81%	2.65%	15%
2.81	120,696	0.84	0.81	2.57	9
(0.18)	135,824	0.81	0.80	2.46	15
(4.68)	153,222	0.79	0.78	2.24	15
5.92	193,933	0.79	0.79	2.37	6

0.07	2,999	1.66	1.61	1.83	15
2.01	4,465	1.64	1.61	1.77	9
(1.08)	7,253	1.61	1.60	1.65	15
(5.47)	9,897	1.59	1.58	1.44	15
5.18	12,446	1.59	1.59	1.57	6

1.09	74,549	0.66	0.61	2.85	15
2.95	79,771	0.64	0.61	2.77	9
(0.04)	87,183	0.61	0.60	2.65	15
(4.45)	95,483	0.59	0.58	2.44	15
6.13	99,746	0.59	0.59	2.56	6

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Kentucky
Class A
5/31/25	$9.76	$0.29	$(0.26)	$0.03	$(0.28)	$—	$(0.28)	$9.51
5/31/24	9.76	0.26	—	0.26	(0.26)	—	(0.26)	9.76
5/31/23	10.17	0.27	(0.42)	(0.15)	(0.26)	—	(0.26)	9.76
5/31/22	11.24	0.26	(1.06)	(0.80)	(0.27)	—	(0.27)	10.17
5/31/21	10.91	0.30	0.32	0.62	(0.29)	—	(0.29)	11.24
Class C
5/31/25	9.75	0.21	(0.26)	(0.05)	(0.19)	—	(0.19)	9.51
5/31/24	9.75	0.18	0.01	0.19	(0.19)	—	(0.19)	9.75
5/31/23	10.17	0.18	(0.42)	(0.24)	(0.18)	—	(0.18)	9.75
5/31/22	11.24	0.18	(1.07)	(0.89)	(0.18)	—	(0.18)	10.17
5/31/21	10.91	0.21	0.32	0.53	(0.20)	—	(0.20)	11.24
Class I
5/31/25	9.74	0.31	(0.26)	0.05	(0.29)	—	(0.29)	9.50
5/31/24	9.74	0.28	—	0.28	(0.28)	—	(0.28)	9.74
5/31/23	10.16	0.28	(0.42)	(0.14)	(0.28)	—	(0.28)	9.74
5/31/22	11.23	0.28	(1.06)	(0.78)	(0.29)	—	(0.29)	10.16
5/31/21	10.90	0.32	0.32	0.64	(0.31)	—	(0.31)	11.23

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

0.20%	$149,433	1.13%	0.79%	2.94%	23%
2.74	171,934	1.13	0.79	2.64	21
(1.45)	198,453	1.03	0.78	2.72	10
(7.25)	242,580	0.83	0.77	2.41	16
5.73	279,307	0.83	0.77	2.67	5

(0.52)	1,692	1.93	1.59	2.12	23
1.93	3,144	1.93	1.59	1.84	21
(2.32)	4,003	1.83	1.58	1.87	10
(8.01)	7,048	1.63	1.57	1.60	16
4.88	8,607	1.63	1.57	1.87	5

0.48	62,759	0.93	0.59	3.15	23
2.94	63,128	0.93	0.59	2.84	21
(1.33)	62,831	0.83	0.58	2.88	10
(7.05)	80,715	0.63	0.57	2.60	16
5.94	90,506	0.63	0.57	2.87	5

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Michigan
Class A
5/31/25	$10.50	$0.32	$(0.32)	$—	$(0.32)	$—	$(0.32)	$10.18
5/31/24	10.54	0.30	(0.04)	0.26	(0.30)	—	(0.30)	10.50
5/31/23	10.93	0.26	(0.41)	(0.15)	(0.24)	—	(0.24)	10.54
5/31/22	12.09	0.23	(1.16)	(0.93)	(0.22)	(0.01)	(0.23)	10.93
5/31/21	11.92	0.26	0.18	0.44	(0.27)	—	(0.27)	12.09
Class C
5/31/25	10.46	0.23	(0.31)	(0.08)	(0.23)	—	(0.23)	10.15
5/31/24	10.51	0.22	(0.06)	0.16	(0.21)	—	(0.21)	10.46
5/31/23	10.90	0.18	(0.42)	(0.24)	(0.15)	—	(0.15)	10.51
5/31/22	12.05	0.13	(1.15)	(1.02)	(0.12)	(0.01)	(0.13)	10.90
5/31/21	11.88	0.17	0.17	0.34	(0.17)	—	(0.17)	12.05
Class I
5/31/25	10.48	0.34	(0.32)	0.02	(0.34)	—	(0.34)	10.16
5/31/24	10.53	0.32	(0.05)	0.27	(0.32)	—	(0.32)	10.48
5/31/23	10.92	0.28	(0.41)	(0.13)	(0.26)	—	(0.26)	10.53
5/31/22	12.07	0.25	(1.15)	(0.90)	(0.24)	(0.01)	(0.25)	10.92
5/31/21	11.90	0.29	0.17	0.46	(0.29)	—	(0.29)	12.07

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

(0.10)%	$74,522	0.84%	0.81%	3.04%	38%
2.50	81,446	0.85	0.83	2.86	21
(1.36)	96,194	0.84	0.80	2.47	34
(7.82)	117,382	0.81	0.78	1.91	21
3.72	148,560	0.83	0.80	2.19	4

(0.82)	3,197	1.64	1.61	2.22	38
1.57	4,938	1.65	1.63	2.06	21
(2.15)	6,323	1.64	1.60	1.66	34
(8.51)	8,853	1.61	1.58	1.11	21
2.90	10,442	1.63	1.60	1.39	4

0.11	113,015	0.64	0.61	3.23	38
2.60	135,633	0.65	0.63	3.04	21
(1.13)	194,155	0.64	0.60	2.67	34
(7.56)	185,889	0.61	0.58	2.12	21
3.93	190,067	0.63	0.60	2.38	4

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Missouri
Class A
5/31/25	$10.39	$0.36	$(0.26)	$0.10	$(0.36)	$—	$(0.36)	$10.13
5/31/24	10.37	0.35	0.02	0.37	(0.35)	—	(0.35)	10.39
5/31/23	10.75	0.32	(0.40)	(0.08)	(0.30)	—	(0.30)	10.37
5/31/22	11.73	0.27	(0.99)	(0.72)	(0.26)	—	(0.26)	10.75
5/31/21	11.43	0.29	0.31	0.60	(0.30)	—	(0.30)	11.73
Class C
5/31/25	10.35	0.27	(0.26)	0.01	(0.27)	—	(0.27)	10.09
5/31/24	10.33	0.26	0.02	0.28	(0.26)	—	(0.26)	10.35
5/31/23	10.71	0.23	(0.40)	(0.17)	(0.21)	—	(0.21)	10.33
5/31/22	11.68	0.17	(0.97)	(0.80)	(0.17)	—	(0.17)	10.71
5/31/21	11.38	0.20	0.30	0.50	(0.20)	—	(0.20)	11.68
Class I
5/31/25	10.37	0.38	(0.26)	0.12	(0.38)	—	(0.38)	10.11
5/31/24	10.36	0.37	0.01	0.38	(0.37)	—	(0.37)	10.37
5/31/23	10.74	0.33	(0.39)	(0.06)	(0.32)	—	(0.32)	10.36
5/31/22	11.71	0.29	(0.97)	(0.68)	(0.29)	—	(0.29)	10.74
5/31/21	11.42	0.32	0.29	0.61	(0.32)	—	(0.32)	11.71

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

0.89%	$253,193	0.77%	0.76%	3.41%	14%
3.60	269,956	0.80	0.78	3.33	20
(0.75)	287,433	0.77	0.77	3.03	25
(6.21)	340,019	0.75	0.75	2.32	25
5.27	384,737	0.76	0.76	2.52	5

0.04	5,176	1.57	1.56	2.60	14
2.76	7,416	1.60	1.58	2.52	20
(1.54)	12,617	1.57	1.57	2.22	25
(6.94)	18,127	1.55	1.55	1.52	25
4.45	23,454	1.56	1.56	1.73	5

1.08	230,659	0.57	0.56	3.61	14
3.69	230,840	0.60	0.58	3.53	20
(0.54)	232,119	0.57	0.57	3.22	25
(5.94)	306,700	0.55	0.55	2.52	25
5.41	333,691	0.56	0.56	2.72	5

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Ohio
Class A
5/31/25	$10.90	$0.32	$(0.46)	$(0.14)	$(0.31)	$—	$(0.31)	$10.45
5/31/24	10.81	0.28	0.09	0.37	(0.28)	—	(0.28)	10.90
5/31/23	11.10	0.26	(0.30)	(0.04)	(0.25)	—	(0.25)	10.81
5/31/22	11.96	0.24	(0.87)	(0.63)	(0.22)	(0.01)	(0.23)	11.10
5/31/21	11.94	0.26	0.06	0.32	(0.26)	(0.04)	(0.30)	11.96
Class C
5/31/25	10.83	0.23	(0.45)	(0.22)	(0.23)	—	(0.23)	10.38
5/31/24	10.74	0.20	0.09	0.29	(0.20)	—	(0.20)	10.83
5/31/23	11.03	0.17	(0.30)	(0.13)	(0.16)	—	(0.16)	10.74
5/31/22	11.90	0.14	(0.87)	(0.73)	(0.13)	(0.01)	(0.14)	11.03
5/31/21	11.87	0.16	0.08	0.24	(0.17)	(0.04)	(0.21)	11.90
Class I
5/31/25	10.86	0.34	(0.46)	(0.12)	(0.33)	—	(0.33)	10.41
5/31/24	10.77	0.30	0.10	0.40	(0.31)	—	(0.31)	10.86
5/31/23	11.05	0.28	(0.29)	(0.01)	(0.27)	—	(0.27)	10.77
5/31/22	11.92	0.26	(0.87)	(0.61)	(0.25)	(0.01)	(0.26)	11.05
5/31/21	11.90	0.28	0.07	0.35	(0.29)	(0.04)	(0.33)	11.92

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses Including Interest(c)	Gross Expenses Excluding Interest	Net Expenses Including Interest(c),(d)	Net Expenses Excluding Interest(d)	NII (Loss)(d)	Portfolio Turnover Rate

(1.33)%	$217,513	0.79%	0.77%	0.79%	0.77%	2.93%	14%
3.52	257,439	0.79	0.78	0.79	0.78	2.63	14
(0.35)	278,833	0.77	0.77	0.77	0.77	2.38	29
(5.36)	309,710	0.76	0.76	0.76	0.76	2.00	19
2.73	365,676	0.77	0.77	0.77	0.77	2.18	6

(2.12)	4,835	1.59	1.57	1.59	1.57	2.11	14
2.72	8,101	1.59	1.58	1.59	1.58	1.82	14
(1.17)	11,186	1.57	1.57	1.57	1.57	1.58	29
(6.24)	14,599	1.56	1.56	1.56	1.56	1.20	19
2.00	18,821	1.57	1.57	1.57	1.57	1.39	6

(1.13)	248,716	0.59	0.57	0.59	0.57	3.13	14
3.73	297,539	0.59	0.58	0.59	0.58	2.82	14
(0.07)	312,556	0.57	0.57	0.57	0.57	2.58	29
(5.27)	343,499	0.56	0.56	0.56	0.56	2.20	19
2.94	360,971	0.57	0.57	0.57	0.57	2.38	6

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Wisconsin
Class A
5/31/25	$9.93	$0.33	$(0.47)	$(0.14)	$(0.34)	$—	$(0.34)	$9.45
5/31/24	9.68	0.30	0.26	0.56	(0.31)	—	(0.31)	9.93
5/31/23	10.24	0.31	(0.54)	(0.23)	(0.33)	—	(0.33)	9.68
5/31/22	11.07	0.32	(0.83)	(0.51)	(0.32)	—	(0.32)	10.24
5/31/21	10.71	0.32	0.36	0.68	(0.32)	—	(0.32)	11.07
Class C
5/31/25	9.93	0.25	(0.47)	(0.22)	(0.26)	—	(0.26)	9.45
5/31/24	9.68	0.22	0.27	0.49	(0.24)	—	(0.24)	9.93
5/31/23	10.24	0.23	(0.54)	(0.31)	(0.25)	—	(0.25)	9.68
5/31/22	11.07	0.23	(0.82)	(0.59)	(0.24)	—	(0.24)	10.24
5/31/21	10.71	0.24	0.35	0.59	(0.23)	—	(0.23)	11.07
Class I
5/31/25	9.94	0.35	(0.47)	(0.12)	(0.36)	—	(0.36)	9.46
5/31/24	9.69	0.32	0.26	0.58	(0.33)	—	(0.33)	9.94
5/31/23	10.25	0.33	(0.54)	(0.21)	(0.35)	—	(0.35)	9.69
5/31/22	11.09	0.34	(0.83)	(0.49)	(0.35)	—	(0.35)	10.25
5/31/21	10.72	0.35	0.36	0.71	(0.34)	—	(0.34)	11.09

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses Including Interest(c)	Gross Expenses Excluding Interest	Net Expenses Including Interest(c),(d)	Net Expenses Excluding Interest(d)	NII (Loss)(d)	Portfolio Turnover Rate

(1.48)%	$44,365	1.50%	0.95%	1.35%	0.80%	3.35%	10%
5.97	50,878	1.39	0.90	1.38	0.89	3.12	13
(2.27)	53,676	1.10	0.86	1.10	0.86	3.14	3
(4.71)	70,472	0.89	0.84	0.89	0.84	2.89	6
6.42	81,624	0.89	0.84	0.89	0.84	2.97	6

(2.30)	1,928	2.30	1.75	2.15	1.60	2.53	10
5.13	2,987	2.19	1.70	2.18	1.69	2.31	13
(3.04)	4,920	1.90	1.66	1.90	1.66	2.34	3
(5.48)	6,905	1.69	1.64	1.69	1.64	2.09	6
5.59	8,272	1.69	1.64	1.69	1.64	2.17	6

(1.30)	15,730	1.30	0.75	1.15	0.60	3.54	10
6.16	18,952	1.19	0.70	1.18	0.69	3.31	13
(2.05)	28,346	0.90	0.66	0.90	0.66	3.33	3
(4.58)	46,690	0.69	0.64	0.69	0.64	3.09	6
6.72	56,144	0.69	0.64	0.69	0.64	3.17	6

See Notes to Financial Statements

Notes to Financial Statements

1.	General Information

Trust and Fund Information: The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”), Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2025 (the “current fiscal period”).

Fund Closure and Reopening: On September 27, 2019, Wisconsin closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. Effective May 1, 2025, the fund reopened and shares were made available for purchase by new and existing investors.

Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

Kansas	$10,139

Kentucky	23,645

Michigan	24,921

Missouri	33,878

Ohio	35,379

Wisconsin	1,918

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements (continued)

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis. Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Kansas	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$181,112,034	$–	$181,112,034

Total	$–	$181,112,034	$–	$181,112,034

Kentucky	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$234,799,523	$–	$234,799,523

Total	$–	$234,799,523	$–	$234,799,523

Michigan	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$188,873,807	$–	$188,873,807

Total	$–	$188,873,807	$–	$188,873,807

Missouri	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$475,411,679	$–	$475,411,679

Short-Term Investments:
Municipal Bonds	–	9,410,000	–	9,410,000

Total	$–	$484,821,679	$–	$484,821,679

Ohio	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$452,353,004	$–	$452,353,004

Total	$–	$452,353,004	$–	$452,353,004

Wisconsin	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$69,072,537	$–	$69,072,537

Total	$–	$69,072,537	$–	$69,072,537

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

Notes to Financial Statements (continued)

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

Kansas	$—	$—	$—

Kentucky	24,855,000	—	24,855,000

Michigan	—	—	—

Missouri	—	—	—

Ohio	—	—	—

Wisconsin	8,020,000	—	8,020,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

Kansas	$—	—%

Kentucky	21,416,808	3.64

Michigan	—	—

Missouri	—	—

Ohio	—	—

Wisconsin	8,020,000	3.67

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

Kansas	$—	$—	$—

Kentucky	24,855,000	—	24,855,000

Michigan	—	—	—

Missouri	—	—	—

Ohio	—	—	—

Wisconsin	8,020,000	—	8,020,000

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Notes to Financial Statements (continued)

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

Kansas	$29,182,859	$47,126,558

Kentucky	59,679,793	67,693,928

Michigan	80,262,717	103,985,659

Missouri	71,974,511	89,094,585

Ohio	74,945,384	164,975,491

Wisconsin	7,301,971	17,480,492

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, Kansas, Ohio and Wisconsin will receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities. On December 31, 2024, Wisconsin received all the proceeds for the sale of its interest in Vistra Vision. As of January 1, 2025, the Fund no longer had a receivable or payable on the Statement of Assets and Liabilities for this sale. During the current fiscal period, Kansas, Ohio and Wisconsin sold their interest back to Vistra and recognized a realized gain of $2,930,572, $12,157,220 and $3,293,539, respectively, which is recognized as “Realized gain (loss) from investments” on the Statement of Operations.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Total Return Swap Contracts: During the current fiscal period, Kansas, Ohio and Wisconsin used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.

In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.

An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, where applicable.

For over-the-counter (“OTC”) swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities, where applicable.

The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*

Kansas	$3,464,553

Ohio	13,546,425

Wisconsin	3,900,741

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding from August 7, 2024 (first swap contract entered) through October 7, 2024 (last swap contract exited).

During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Kansas

Swap contracts	Equity	$(1,587,369)	$–

Ohio

Swap contracts	Equity	(6,186,531)	–

Wisconsin

Swap contracts	Equity	(1,780,289)	–

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 5/31/25		Year Ended 5/31/24
Kansas	Shares	Value	Shares	Value
Subscriptions:
Class A	1,188,563	$11,917,172	1,184,841	$11,750,552
Class A - automatic conversion of Class C	24,498	243,306	52,351	515,977
Class C	3,539	35,283	56,294	545,994
Class I	1,894,780	18,994,006	3,159,780	31,276,385
Total subscriptions	3,111,380	31,189,767	4,453,266	44,088,908
Reinvestments of distributions:
Class A	257,127	2,564,376	267,816	2,645,033
Class C	6,195	61,674	9,043	89,017
Class I	202,050	2,019,983	190,979	1,891,830
Total reinvestments of distributions	465,372	4,646,033	467,838	4,625,880
Redemptions:
Class A	(2,275,619)	(22,691,340)	(3,073,372)	(30,307,725)
Class C	(127,931)	(1,279,916)	(296,764)	(2,933,872)
Class C - automatic conversion to Class A	(24,560)	(243,306)	(52,489)	(515,977)
Class I	(2,487,512)	(24,880,925)	(4,120,426)	(40,287,386)
Total redemptions	(4,915,622)	(49,095,487)	(7,543,051)	(74,044,960)
Net increase (decrease)	(1,338,870)	$(13,259,687)	(2,621,947)	$(25,330,172)

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24
Kentucky	Shares	Value	Shares	Value
Subscriptions:
Class A	890,097	$8,802,221	746,776	$7,261,303
Class A - automatic conversion of Class C	189	1,867	—	—
Class C	27,904	268,352	5,597	55,285
Class I	1,792,126	17,721,713	3,164,245	31,038,060
Total subscriptions	2,710,316	26,794,153	3,916,618	38,354,648
Reinvestments of distributions:
Class A	437,956	4,320,655	474,777	4,627,075
Class C	4,942	48,792	6,614	64,413
Class I	173,671	1,710,400	149,628	1,455,457
Total reinvestments of distributions	616,569	6,079,847	631,019	6,146,945
Redemptions:
Class A	(3,238,214)	(31,942,265)	(3,940,381)	(38,378,227)
Class C	(177,055)	(1,735,449)	(100,307)	(975,180)
Class C - automatic conversion to Class A	(190)	(1,867)	—	—
Class I	(1,838,061)	(17,897,522)	(3,284,979)	(30,982,538)
Total redemptions	(5,253,520)	(51,577,103)	(7,325,667)	(70,335,945)
Net increase (decrease)	(1,926,635)	$(18,703,103)	(2,778,030)	$(25,834,352)

	Year Ended 5/31/25		Year Ended 5/31/24
Michigan	Shares	Value	Shares	Value
Subscriptions:
Class A	1,334,026	$14,046,453	614,443	$6,443,730
Class A - automatic conversion of Class C	71	753	—	—
Class C	70,489	748,056	77,946	820,905
Class I	4,759,607	50,134,023	6,173,644	65,002,865
Total subscriptions	6,164,193	64,929,285	6,866,033	72,267,500
Reinvestments of distributions:
Class A	192,903	2,035,025	196,447	2,064,596
Class C	7,699	81,125	9,883	103,545
Class I	343,543	3,623,168	396,725	4,158,148
Total reinvestments of distributions	544,145	5,739,318	603,055	6,326,289
Redemptions:
Class A	(1,968,572)	(20,803,069)	(2,174,093)	(22,776,847)
Class C	(235,124)	(2,486,813)	(217,463)	(2,279,555)
Class C - automatic conversion to Class A	(71)	(753)	—	—
Class I	(6,930,071)	(72,808,670)	(12,070,952)	(124,538,015)
Total redemptions	(9,133,838)	(96,099,305)	(14,462,508)	(149,594,417)
Net increase (decrease)	(2,425,500)	$(25,430,702)	(6,993,420)	$(71,000,628)

	Year Ended 5/31/25		Year Ended 5/31/24
Missouri	Shares	Value	Shares	Value
Subscriptions:
Class A	3,168,179	$33,072,242	3,863,332	$40,309,497
Class A - automatic conversion of Class C	292	3,072	3,128	32,631
Class C	61,598	641,596	39,688	411,777
Class I	6,751,682	70,445,247	6,883,984	71,433,553
Total subscriptions	9,981,751	104,162,157	10,790,132	112,187,458
Reinvestments of distributions:
Class A	816,952	8,548,940	839,289	8,707,718
Class C	15,032	156,863	23,590	243,467
Class I	533,200	5,572,769	498,109	5,159,959
Total reinvestments of distributions	1,365,184	14,278,572	1,360,988	14,111,144
Redemptions:
Class A	(4,970,390)	(52,027,801)	(6,428,014)	(66,392,863)
Class C	(280,001)	(2,912,740)	(564,676)	(5,841,527)
Class C - automatic conversion to Class A	(293)	(3,072)	(3,140)	(32,631)
Class I	(6,729,329)	(70,044,504)	(7,542,757)	(77,429,228)
Total redemptions	(11,980,013)	(124,988,117)	(14,538,587)	(149,696,249)
Net increase (decrease)	(633,078)	$(6,547,388)	(2,387,467)	$(23,397,647)

	Year Ended 5/31/25		Year Ended 5/31/24
Ohio	Shares	Value	Shares	Value
Subscriptions:
Class A	1,683,766	$18,201,076	2,716,905	$29,151,147
Class A - automatic conversion of Class C	18,204	195,633	1,688	18,385
Class C	54,292	581,785	69,044	740,661
Class I	5,778,703	62,357,978	7,924,894	85,444,806
Total subscriptions	7,534,965	81,336,472	10,712,531	115,354,999
Reinvestments of distributions:
Class A	552,439	5,977,673	553,457	5,988,296
Class C	11,366	122,406	14,887	159,989
Class I	632,937	6,824,438	613,933	6,615,213
Total reinvestments of distributions	1,196,742	12,924,517	1,182,277	12,763,498
Redemptions:
Class A	(5,057,981)	(54,666,375)	(5,454,184)	(58,872,225)
Class C	(329,455)	(3,558,461)	(375,536)	(4,013,749)
Class C - automatic conversion to Class A	(18,312)	(195,633)	(1,698)	(18,385)
Class I	(9,917,005)	(106,188,002)	(10,166,870)	(108,358,482)
Total redemptions	(15,322,753)	(164,608,471)	(15,998,288)	(171,262,841)
Net increase (decrease)	(6,591,046)	$(70,347,482)	(4,103,480)	$(43,144,344)

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24
Wisconsin	Shares	Value	Shares	Value
Subscriptions:
Class A	96,822	$935,031	129,289	$1,256,840
Class A - automatic conversion of Class C	7,911	78,743	16,080	157,296
Class C	1	6	—	—
Class I	170,915	1,645,779	46,973	464,765
Total subscriptions	275,649	2,659,559	192,342	1,878,901
Reinvestments of distributions:
Class A	164,645	1,623,825	169,280	1,638,022
Class C	6,430	63,498	10,256	98,980
Class I	58,300	575,911	73,761	712,606
Total reinvestments of distributions	229,375	2,263,234	253,297	2,449,608
Redemptions:
Class A	(696,449)	(6,885,774)	(734,631)	(7,078,908)
Class C	(95,324)	(948,000)	(201,497)	(1,953,508)
Class C - automatic conversion to Class A	(7,911)	(78,743)	(16,090)	(157,296)
Class I	(472,596)	(4,665,749)	(1,139,149)	(10,902,584)
Total redemptions	(1,272,280)	(12,578,266)	(2,091,367)	(20,092,296)
Net increase (decrease)	(767,256)	$(7,655,473)	(1,645,728)	$(15,763,787)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns, taxable market discount, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Kansas	$193,097,453	$803,896	$(12,789,315)	$(11,985,419)

Kentucky	222,962,904	437,138	(13,455,519)	(13,018,381)

Michigan	195,595,169	281,514	(7,002,876)	(6,721,362)

Missouri	505,280,738	1,763,391	(22,222,450)	(20,459,059)

Ohio	471,958,690	1,584,091	(21,189,777)	(19,605,686)

Wisconsin	66,970,223	204,787	(6,122,473)	(5,917,686)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

Kansas	$1,024,110	$68,373	$—	$(11,985,419)	$(12,119,621)	$—	$(464,691)	$(23,477,248)

Kentucky	631,181	—	—	(13,018,381)	(22,766,919)	—	(561,037)	(35,715,156)

Michigan	744,621	—	—	(6,721,362)	(28,878,112)	—	(543,149)	(35,398,002)

Missouri	1,875,124	609	—	(20,459,059)	(38,749,233)	—	(1,468,015)	(58,800,574)

Ohio	2,481,833	301,172	—	(19,605,686)	(22,217,277)	—	(1,342,636)	(40,382,594)

Wisconsin	461,568	—	—	(5,917,686)	(8,253,826)	(42)	(192,958)	(13,902,944)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2025 through May 31, 2025 and paid on June 2, 2025.

The tax character of distributions paid was as follows:

	5/31/25			5/31/24
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains

Kansas	$5,040,566	$309,726	$—	$5,431,283	$20,986	$—

Kentucky	6,682,558	—	—	6,766,092	—	—

Michigan	6,792,733	—	—	7,294,349	—	—

Missouri	17,828,270	293	—	17,473,488	—	—

Ohio	14,964,824	1,004,937	—	15,724,621	—	—

Wisconsin	2,075,193	267,286	—	2,575,595	—	—

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

Kansas	$6,188,450	$5,931,171	$12,119,621

Kentucky	5,631,447	17,135,472	22,766,919

Michigan	4,571,121	24,306,991	28,878,112

Missouri	13,176,374	25,572,859	38,749,233

Ohio	15,886,969	6,330,308	22,217,277

Wisconsin	4,604,468	3,649,358	8,253,826

As of year end, the Funds utilized the following capital loss carryforwards:

Fund	Utilized

Kansas	$—

Kentucky	—

Michigan	—

Missouri	—

Ohio	—

Wisconsin	111,754

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Notes to Financial Statements (continued)

Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Average Daily Net Assets	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375	0.2375	0.2375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee

Kansas	0.1570%

Kentucky	0.1570%

Michigan	0.1570%

Missouri	0.1570%

Ohio	0.1570%

Wisconsin	0.1570%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2027, may be terminated or modified prior to the date only with the approval of the Board.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Ohio[1]	0.56%	July 31, 2027	0.75%
Wisconsin	0.65%	July 31, 2027	N/A

1	Effective May 1, 2025.

N/A - Not Applicable.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)

Kansas	$—	$—	$—

Kentucky	—	2,553,000	(171,320)

Michigan	—	—	—

Missouri	—	2,623,730	(139,193)

Ohio	—	—	—

Wisconsin	—	2,353,050	(222,820)

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

Kansas	$103,641	$98,737

Kentucky	106,066	99,748

Michigan	88,460	86,246

Missouri	338,676	319,018

Ohio	121,720	116,321

Wisconsin	4,044	4,044

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)

Kansas	$65,843

Kentucky	62,278

Michigan	76,154

Missouri	196,017

Ohio	85,256

Wisconsin	4,044

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

Kansas	$1,750

Kentucky	1,230

Michigan	6,359

Missouri	4,229

Ohio	4,946

Wisconsin	394

Notes to Financial Statements (continued)

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

Kansas	$3,555

Kentucky	845

Michigan	86

Missouri	8,110

Ohio	15,729

Wisconsin	—

9.	Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

10.	Borrowing Arrangements

Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

Kansas	$6,700,000

Kentucky	3,034,889

Michigan	5,000,000

Missouri	6,948,482

Ohio	3,395,409

Wisconsin	1,267,282

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

Kansas	13	$2,060,107	5.76%

Kentucky	11	1,152,629	5.85

Michigan	11	3,619,651	5.80

Missouri	2	6,948,482	5.53

Ohio	16	2,294,975	5.75

Wisconsin	5	987,465	6.23

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

Kansas	$—

Kentucky	–

Michigan	–

Missouri	–

Ohio	–

Wisconsin	–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust IV (the “Trust”) approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February

25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/ or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

2

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Kansas Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three-, and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Kentucky Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the five-year period ended December 31, 2024. The Board considered management’s commentary on the Fund’s performance, including the factors that contributed to or detracted from performance. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board supported renewal of the Advisory Agreements.

•

For Nuveen Michigan Municipal Bond Fund, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for such periods. The Board considered management’s commentary on the Fund’s performance, including the factors that impacted relative performance such as the differences in higher-quality credits available in Michigan compared to other states. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board supported renewal of the Advisory Agreements.

•

For Nuveen Missouri Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund matched the performance of its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Ohio Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Wisconsin Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

4

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Kansas Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate also matched the Expense Universe median, and actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Kentucky Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate matched the Expense Universe median, and its actual management fee rate was slightly above (within 5 basis points) the Expense Universe median and the net total expense ratio was below the Expense Universe median.

•

For Nuveen Michigan Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the second quartile and net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate also matched the Expense Universe median, and the Fund’s actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Missouri Municipal Bond Fund, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate also matched the Expense Universe median, and the Fund’s actual management fee rate was slightly above (within 5 basis points) and net total expense ratio was below the Expense Universe median.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

•

For Nuveen Ohio Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group and Expense Universe, respectively, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group and Expense Universe. In addition, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median. The Board also considered management’s proposed temporary expense cap for the Fund.

•

For Nuveen Wisconsin Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and actual management fee rate ranked in the second quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s net total expense ratio was above the Expense Universe median, the Fund’s contractual management fee rate matched the Expense Universe median, and the Fund’s actual management fee rate was slightly above (within 5 basis points) the Expense Universe median. The Board further considered that the Adviser had implemented a temporary expense cap for the Fund effective on May 1, 2024 and had agreed to extend it to July 31, 2027.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

6

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust IV

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: August 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)